JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.3%
Aerospace & Defense — 0.3%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	642
3.00%, 9/15/2050 (a)	1,494	1,015
Boeing Co. (The)
6.30%, 5/1/2029 (a)	4,760	4,958
6.39%, 5/1/2031 (a)	2,690	2,834
6.53%, 5/1/2034 (a)	6,610	7,028
6.86%, 5/1/2054 (a)	4,070	4,420
5.93%, 5/1/2060	8,800	8,320
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	5,515	5,508
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	641
4.13%, 4/15/2029 (a)	1,633	1,536
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,217
Lockheed Martin Corp. 4.50%, 5/15/2036	4,859	4,679
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,333
RTX Corp.
5.15%, 2/27/2033	3,712	3,763
4.50%, 6/1/2042	3,088	2,790
5.38%, 2/27/2053	1,882	1,874
6.40%, 3/15/2054	6,210	7,089
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,893
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,758
6.88%, 12/15/2030 (a)	2,000	2,060
6.63%, 3/1/2032 (a)	3,712	3,802
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	7,901	3,240
		76,525
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,160	2,137
7.00%, 4/15/2028 (a)	2,442	2,497
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	238
5.88%, 6/1/2029 (a)	3,519	3,541
3.75%, 1/30/2031 (a)	2,873	2,582
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,146
6.88%, 7/1/2028	1,379	1,378
5.00%, 10/1/2029	3,300	3,067
Clarios Global LP
6.25%, 5/15/2026 (a)	2,405	2,407
6.75%, 5/15/2028 (a)	688	705
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	6,722	7,120
5.63% (Cash), 5/15/2027 (a) (c)	4,777	3,992

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	2,002
Dana, Inc. 5.63%, 6/15/2028	1,903	1,893
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,990	1,863
5.25%, 4/30/2031	3,270	2,999
5.25%, 7/15/2031	3,898	3,586
Icahn Enterprises LP
6.25%, 5/15/2026	930	916
5.25%, 5/15/2027	1,447	1,391
		46,460
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	3,537	4,142
3.25%, 2/12/2032	15,255	13,012
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,883
1.50%, 6/15/2026 (a)	3,398	3,229
3.00%, 2/10/2027 (a)	3,883	3,737
2.38%, 10/15/2027 (a)	1,088	1,017
4.88%, 11/1/2027 (a)	4,410	4,413
5.30%, 6/24/2029 (a)	3,590	3,641
		37,074
Banks — 7.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	5,000	5,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	14,600	14,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	6,272
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	4,325
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	5,408	5,704
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (d)	1,400	1,432
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	358
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,889
5.38%, 3/13/2029	24,600	25,038
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	8,325	9,063
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,588
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	200
1.85%, 3/25/2026	2,400	2,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	3,000	2,831
5.59%, 8/8/2028	23,000	23,542
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	4,000	4,375
5.44%, 7/15/2031	2,600	2,652
6.94%, 11/7/2033	3,600	4,027

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	8,000
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,963
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,881
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	948
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,355
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	259
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,397
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	11,275
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	22,241	23,027
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	11,190	10,821
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	13,198	11,755
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	12,425
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	6,062
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	4,246
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	634
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	18,135
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	18,410	19,415
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	26,113	26,824
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	10,000	9,994
6.98%, 3/7/2037	1,457	1,634
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,323
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	6,103
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,829
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	4,145	4,228
Bank of Montreal (Canada)
(SOFR + 1.25%), 4.64%, 9/10/2030 (d)	5,946	5,899
5.51%, 6/4/2031	3,500	3,612
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	848
5.08%, 1/30/2029 (a)	1,340	1,359
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (d)	7,050	6,941
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,706
5.79%, 7/13/2028 (a)	6,790	7,000
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	26,660	26,423
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	17,880	20,175
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	550
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	424
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	920
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	750
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	21,495	21,678
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	4,215	4,283
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,856
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (d) (e) (f) (g)	3,960	3,969

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	9,590	9,794
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	36,955	36,883
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	3,190	3,216
4.75%, 7/19/2027 (a)	1,625	1,625
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,555
5.13%, 1/18/2028 (a)	17,959	18,118
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	11,259
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,678
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	6,550	5,531
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	12,386
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	8,035	8,178
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,541
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	4,800	5,148
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	6,800	7,739
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	1,540	1,570
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	4,300	4,256
Citibank NA
5.80%, 9/29/2028	4,000	4,166
4.84%, 8/6/2029	4,843	4,872
5.57%, 4/30/2034	10,460	10,889
Citigroup, Inc.
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (f) (g)	146	145
6.88%, 6/1/2025	627	632
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	14,489	14,147
4.30%, 11/20/2026	2,427	2,406
6.63%, 1/15/2028	814	863
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	757
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,510
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	19,925	20,499
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	12,100	12,230
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	14,790	14,739
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,368
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	53,407	52,590
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,258
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	16,277
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,290
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	18,009	15,564
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	1,997
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	23,450	23,925
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	3,000	3,068
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,786
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	3,030	3,007
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	12,130	12,688

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	4,000	4,055
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	3,300	3,297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	2,560	2,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	6,157	6,053
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	1,037
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	12,100	12,130
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	4,962
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (d)	7,176	7,113
(SOFR + 1.49%), 4.90%, 9/6/2030 (d)	5,610	5,586
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	2,000	1,975
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,326
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,290
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	11,982
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	26,798
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	28,351	27,089
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	32,560	32,785
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	9,495	9,765
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	5,629	4,860
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	8,264
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,442
(SOFR + 1.90%), 5.87%, 11/18/2035 (d)	15,030	15,115
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	700	766
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	14,184	14,498
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	3,300	3,653
7.20%, 11/28/2033 (a)	11,840	13,103
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	12,431
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	7,200	8,273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	7,455	7,403
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	7,090	6,832
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	17,166	18,309
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,920
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,110	1,123
4.38%, 3/22/2028	633	624
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	7,000	6,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	8,950	9,194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,205	1,231
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,571

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.20%, 7/18/2029	2,605	2,445
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,138
3.75%, 7/18/2039	3,145	2,738
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,601
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	2,000	2,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	1,900	1,985
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (e)	4,616	3,969
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	9,980	10,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	28,015	27,925
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,839
5.41%, 5/17/2029 (a)	17,115	17,527
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	621
PNC Bank NA 2.70%, 10/22/2029	4,150	3,743
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,727
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	833
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	6,840	6,774
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,217
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	11,680	13,049
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	3,790	3,927
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (e)	411	410
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	39,065	38,888
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	3,315	3,416
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	8,100	8,356
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,363
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	32,065	31,512
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	11,735	10,292
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,778
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	10,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	26,100	26,408
3.00%, 1/22/2030 (a)	3,734	3,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,641
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	7,025	7,165
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,423

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	4,030	4,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,745
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	2,916	3,023
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	6,583	7,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	9,918	10,206
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,074
3.04%, 7/16/2029	1,395	1,296
2.75%, 1/15/2030	3,500	3,164
5.42%, 7/9/2031	5,000	5,138
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,652
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,015
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,740
4.99%, 4/5/2029	6,990	7,066
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,953
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	6,330	6,812
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	17,311	17,150
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	4,385	4,569
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	3,680	3,797
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	659
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,526
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	2,740	2,793
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	6,000	6,053
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	1,830	1,895
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,624
7.57%, 8/1/2026 (i)	500	520
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,708
4.30%, 7/22/2027	168	166
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	7,991
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,832
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	9,226
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	14,430	14,951
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	17,050	17,932
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	6,069
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,887
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	23,826	24,435
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	11,435	12,472
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,709
Westpac Banking Corp. (Australia) 5.54%, 11/17/2028	2,500	2,600
		1,665,842

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,597
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,075
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	565
1.85%, 9/1/2032	500	400
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,908
Keurig Dr Pepper, Inc. 3.43%, 6/15/2027	219	213
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	493	475
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,619
		20,852
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,848
4.05%, 11/21/2039	24,345	21,670
4.25%, 11/21/2049	8,158	7,032
5.50%, 3/15/2064	3,030	3,084
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,980
5.60%, 3/2/2043	3,883	3,942
5.75%, 3/2/2063	8,490	8,643
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,733
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,648
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,283
5.25%, 10/15/2033	7,120	7,304
4.50%, 2/1/2045	6,310	5,648
2.80%, 10/1/2050	2,320	1,514
5.50%, 11/15/2054	7,620	7,812
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,865
		99,006
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,236
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,821
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,329	1,154
9.75%, 10/1/2027 (a)	155	156
Wayfair LLC 7.25%, 10/31/2029 (a)	4,978	5,045
		12,412
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,368	8,534
6.38%, 3/1/2034 (a)	1,685	1,717
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	8,880
Griffon Corp. 5.75%, 3/1/2028	5,514	5,446
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,540	3,401
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	3,000	3,076

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,775	3,843
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,952	2,869
4.38%, 7/15/2030 (a)	6,254	5,818
3.38%, 1/15/2031 (a)	3,064	2,691
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,389	5,432
Trane Technologies Co. LLC 7.20%, 6/1/2025	15	15
		51,722
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,649
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,499
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	155	134
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,228	1,202
4.85%, 3/29/2029	272	273
4.70%, 9/20/2047	129	117
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,110
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	3,050	2,898
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	2,141	2,168
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	2,523	2,637
5.41%, 5/10/2029	3,270	3,337
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	2,065
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	20,700	20,447
(SOFR + 2.05%), 5.40%, 9/11/2035 (d)	2,785	2,715
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,489
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,936
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	4,730	4,532
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	8,181
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,269
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,744
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,615	1,564
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	18,091	18,930
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,661
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	3,695	3,814
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	2,050	2,061
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	7,010	6,951
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	16,408	14,258
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	5,220	4,603
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	23,360	23,590
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	13,980	13,816
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	1,262	1,110
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,686
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	836
Jefferies Financial Group, Inc. 6.25%, 1/15/2036	923	979

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	1
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	778
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	336
Morgan Stanley
5.00%, 11/24/2025	821	822
3.13%, 7/27/2026	752	734
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,309
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	6,073
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,229
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	13,950	14,126
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,138
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	23,575	23,747
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	26,420	26,186
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	13,687
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	4,918	4,093
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,264
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,991
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	7,854	7,998
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	4,870	5,107
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	8,520	8,644
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	3,160	2,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,233	3,307
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,895
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	4,152
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,299
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	1,300	1,275
5.59%, 7/2/2027	3,300	3,357
5.78%, 7/3/2034	9,000	9,280
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	971	933
Nuveen LLC 4.00%, 11/1/2028 (a)	690	676
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,773
3.25%, 12/1/2049	5,340	3,902
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f) (g)	6,324	6,491
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (h)	2,000	2,101
UBS AG (Switzerland) 7.50%, 2/15/2028	688	742
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	296
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	353
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,810
4.28%, 1/9/2028 (a)	9,976	9,838

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	11,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,431
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	1,107	1,126
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	25,680
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	16,825	17,238
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	1,126	1,218
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,587
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	3,950	4,871
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	1,395	1,440
4.88%, 5/15/2045	975	915
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (a) (d)	7,540	7,474
		483,579
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	4,223	4,375
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,971	2,914
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	989
Celanese US Holdings LLC 6.38%, 7/15/2032 (i)	1,950	2,032
CF Industries, Inc.
5.15%, 3/15/2034	1,748	1,728
4.95%, 6/1/2043	2,063	1,886
Chemours Co. (The)
5.75%, 11/15/2028 (a)	3,258	3,083
4.63%, 11/15/2029 (a)	3,525	3,147
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,654
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,539	4,357
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,256
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,485
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	2,359	2,349
8.50%, 11/15/2028 (a)	2,405	2,563
4.25%, 5/15/2029 (a)	918	851
9.00%, 2/15/2030 (a)	3,995	4,323
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,271
4.13%, 3/15/2035	497	452
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,520
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,943
4.50%, 10/15/2029	6,983	6,578
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,097	987
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,382
		62,125
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,193

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	3,983
4.88%, 7/15/2032 (a)	7,112	6,620
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,434
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,787
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,778
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	3,917	3,897
4.00%, 8/1/2028 (a)	5,170	4,920
4.75%, 6/15/2029 (a)	1,942	1,878
6.75%, 1/15/2031 (a)	1,915	1,986
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.56%, 12/21/2065 (a) (d)	5,178	4,250
Madison IAQ LLC 4.13%, 6/30/2028 (a)	6,591	6,307
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	2,110	2,108
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,612
2.38%, 3/15/2033	117	97
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,867
7.38%, 10/1/2031 (a)	2,175	2,257
		54,974
Communications Equipment — 0.0% ^
CommScope LLC
6.00%, 3/1/2026 (a)	7,416	7,283
4.75%, 9/1/2029 (a)	2,792	2,310
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,251
		10,844
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,588	1,233
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,301
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,638
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,455
Quanta Services, Inc. 5.25%, 8/9/2034	10,470	10,476
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,274	5,036
		28,139
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,644
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	401
2.45%, 10/29/2026	5,020	4,799
3.00%, 10/29/2028	16,596	15,497
5.10%, 1/19/2029	560	565
4.63%, 9/10/2029	10,000	9,875
3.30%, 1/30/2032	2,900	2,573

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,238	2,321
Ally Financial, Inc.
5.75%, 11/20/2025	4,689	4,709
6.70%, 2/14/2033	1,160	1,196
American Express Co.
2.55%, 3/4/2027	1,942	1,859
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	2,500	2,518
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,116
2.13%, 2/21/2026 (a)	2,524	2,436
3.25%, 2/15/2027 (a)	2,235	2,148
2.53%, 11/18/2027 (a)	14,148	13,146
6.38%, 5/4/2028 (a)	3,660	3,799
5.75%, 3/1/2029 (a)	11,663	11,937
5.75%, 11/15/2029 (a)	34,030	34,848
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (d)	505	505
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,977
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	5,233	5,084
5.11%, 5/3/2029	870	855
5.30%, 9/6/2029	1,000	990
7.20%, 6/10/2030	920	983
4.00%, 11/13/2030	6,651	6,091
General Motors Financial Co., Inc.
5.40%, 5/8/2027	2,200	2,230
3.60%, 6/21/2030	7,402	6,852
5.75%, 2/8/2031	2,450	2,519
2.70%, 6/10/2031	2,015	1,737
5.60%, 6/18/2031	6,200	6,319
5.95%, 4/4/2034	3,935	4,056
5.45%, 9/6/2034	8,570	8,570
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	1,320	1,328
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.81%, 12/21/2065 (a) (d)	1,790	1,491
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	1,275	1,319
5.15%, 3/17/2030 (a)	2,940	2,897
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	2,995	3,092
OneMain Finance Corp.
7.13%, 3/15/2026	5,164	5,276
3.88%, 9/15/2028	1,500	1,399
6.63%, 5/15/2029	2,775	2,831
5.38%, 11/15/2029	6,179	6,014
		191,158
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,238

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.88%, 2/15/2028 (a)	1,063	1,057
3.50%, 3/15/2029 (a)	2,130	1,968
4.88%, 2/15/2030 (a)	981	945
Kroger Co. (The)
4.70%, 8/15/2026	13,590	13,630
Series B, 7.70%, 6/1/2029	874	973
5.50%, 9/15/2054	790	783
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,217	5,188
6.13%, 9/15/2032 (a)	933	941
Rite Aid Corp.
8.00%, 10/18/2024 ‡	1,011	—
8.00%, 11/15/2026 ‡ (b)	3,597	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (d)	354	319
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	1,010	612
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	476	— (j)
Sysco Corp. 2.40%, 2/15/2030	3,883	3,458
Target Corp. 4.80%, 1/15/2053	1,935	1,812
		43,924
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,340
5.25%, 8/15/2027 (a)	1,725	1,022
Ball Corp. 6.00%, 6/15/2029	3,791	3,856
Berry Global, Inc. 5.80%, 6/15/2031 (a)	25,745	26,658
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	2,240	2,030
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,115
6.38%, 7/15/2032 (a)	1,905	1,940
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	5,403	5,531
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,559	4,551
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,542
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	2,537	2,428
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,746
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,038
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (i)	2,923	2,917
WRKCo, Inc. 4.65%, 3/15/2026	2,427	2,431
		70,145
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,728
3.88%, 11/15/2029 (a)	1,570	1,453
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,078
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	2,641	2,793
		12,052

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	4,985	4,905
University of Miami Series 2022, 4.06%, 4/1/2052	3,398	2,856
University of Southern California Series A, 3.23%, 10/1/2120	777	480
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,074
		10,315
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,185
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,609
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,070
2.25%, 4/1/2033	2,796	2,259
		12,123
Diversified Telecommunication Services — 0.7%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,070
AT&T, Inc.
1.65%, 2/1/2028	8,737	7,975
3.50%, 6/1/2041	5,594	4,475
3.50%, 9/15/2053	13,080	9,347
3.55%, 9/15/2055	18,665	13,264
CCO Holdings LLC
4.75%, 3/1/2030 (a)	28,256	26,256
4.50%, 8/15/2030 (a)	14,596	13,283
4.25%, 2/1/2031 (a)	13,735	12,299
4.75%, 2/1/2032 (a)	1,010	909
4.50%, 5/1/2032	2,285	2,019
Embarq Corp. 8.00%, 6/1/2036	3,973	1,962
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,065	5,071
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	14,768	13,725
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	2,401	2,098
11.00%, 11/15/2029 (a)	902	1,024
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,182	1,068
4.13%, 4/15/2030 (a)	5,900	5,207
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	881
6.00%, 9/30/2034 (a)	2,780	2,697
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,165
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,804
Verizon Communications, Inc.
4.02%, 12/3/2029	11,662	11,316
4.78%, 2/15/2035 (a)	3,366	3,282
3.40%, 3/22/2041	2,355	1,857
3.70%, 3/22/2061	2,325	1,688
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,485
		156,227

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 2.4%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	329
Series M, 3.65%, 4/1/2050	1,942	1,493
Series N, 2.75%, 8/15/2051	2,427	1,553
Alabama Power Co.
6.13%, 5/15/2038	865	938
5.50%, 3/15/2041	1,214	1,231
Series A, 4.30%, 7/15/2048	340	296
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,871
Arizona Public Service Co.
4.70%, 1/15/2044	146	128
4.25%, 3/1/2049	971	800
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,154
3.20%, 9/15/2049	1,432	1,009
2.90%, 6/15/2050	816	545
5.65%, 6/1/2054	2,730	2,847
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,287
Comision Federal de Electricidad (Mexico)
3.35%, 2/9/2031 (a)	11,599	9,810
6.45%, 1/24/2035 (a)	2,101	2,024
Commonwealth Edison Co. 4.00%, 3/1/2048	292	240
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,376
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,894
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,477
3.95%, 6/15/2042	370	308
Series A, 4.00%, 4/1/2043	4,728	4,029
Series B, 3.65%, 3/1/2052	636	493
5.40%, 4/1/2053	518	533
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	4,052
Duke Energy Carolinas LLC
4.85%, 1/15/2034	7,000	6,987
3.70%, 12/1/2047	971	754
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,377
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,622
5.90%, 3/1/2033	400	425
6.20%, 11/15/2053	1,985	2,218
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,545
2.75%, 4/1/2050	9,897	6,326
5.40%, 4/1/2053	5,189	5,224
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,787
4.30%, 2/1/2049	1,427	1,206

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Progress LLC
4.10%, 5/15/2042	297	256
3.70%, 10/15/2046	195	153
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	3,435	3,583
6.90%, 5/23/2053 (a)	5,450	6,141
Emera US Finance LP (Canada)
2.64%, 6/15/2031	18,635	16,046
4.75%, 6/15/2046	4,950	4,307
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,650
2.50%, 7/12/2031 (a) (i)	4,904	4,185
5.50%, 6/26/2034 (a)	9,365	9,526
Entergy Arkansas LLC 5.75%, 6/1/2054	840	888
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	7,370	7,559
Entergy Louisiana LLC
3.12%, 9/1/2027	729	703
1.60%, 12/15/2030	7,252	6,046
4.20%, 4/1/2050	1,360	1,131
2.90%, 3/15/2051	3,920	2,548
5.70%, 3/15/2054	6,300	6,562
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,252
3.85%, 6/1/2049	486	384
3.50%, 6/1/2051	1,534	1,116
5.85%, 6/1/2054	2,885	3,071
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,612
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	14,881
3.55%, 9/30/2049	753	560
5.55%, 9/15/2054	4,283	4,360
Evergy Metro, Inc. 4.20%, 6/15/2047	714	595
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	2,080	2,099
Exelon Corp. 4.95%, 6/15/2035	120	117
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	7,920	7,723
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	771
Florida Power & Light Co.
5.40%, 9/1/2035	583	603
3.70%, 12/1/2047	4,466	3,556
3.95%, 3/1/2048	646	535
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,482
Interstate Power and Light Co.
4.10%, 9/26/2028	777	762
4.95%, 9/30/2034	565	560
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,904
2.95%, 5/14/2030 (a)	3,883	3,514

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 6/1/2033 (a)	5,973	6,040
5.65%, 5/9/2034 (a)	9,145	9,456
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	836
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	981
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,529
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,471
Mississippi Power Co. 3.95%, 3/30/2028	544	532
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,701
Nevada Power Co.
5.38%, 9/15/2040	608	612
6.00%, 3/15/2054	1,510	1,639
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	522	510
5.25%, 2/28/2053	1,379	1,336
5.55%, 3/15/2054	2,650	2,682
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	3,930	4,090
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	616
Northern States Power Co.
6.20%, 7/1/2037	168	185
2.60%, 6/1/2051	1,127	715
4.50%, 6/1/2052	2,602	2,320
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,367
3.38%, 2/15/2029 (a)	4,251	3,887
5.25%, 6/15/2029 (a)	10,013	9,819
3.63%, 2/15/2031 (a)	614	547
3.88%, 2/15/2032 (a)	133	119
6.00%, 2/1/2033 (a)	1,804	1,794
6.25%, 11/1/2034 (a)	1,100	1,100
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,166
Ohio Power Co.
4.00%, 6/1/2049	583	463
Series R, 2.90%, 10/1/2051	6,567	4,191
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	677
5.35%, 10/1/2052	534	536
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,582	1,568
2.95%, 3/1/2026	1,000	977
4.65%, 8/1/2028	11,889	11,805
6.10%, 1/15/2029	1,282	1,337
4.55%, 7/1/2030	19,196	18,774
6.40%, 6/15/2033	11,604	12,445
4.20%, 6/1/2041	1,622	1,359
4.60%, 6/15/2043	1,894	1,644
6.75%, 1/15/2053	7,605	8,543
5.90%, 10/1/2054	1,020	1,047

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PacifiCorp 4.15%, 2/15/2050	4,897	3,973
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,109
PECO Energy Co. 2.80%, 6/15/2050	729	483
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,102
PG&E Corp.
5.00%, 7/1/2028	6,548	6,429
5.25%, 7/1/2030	2,296	2,256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	6,790	7,017
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,926
Series A-3, 5.54%, 7/15/2047	3,951	4,105
Series A-3, 5.53%, 6/1/2049	4,550	4,734
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,017
Series A-4, 5.21%, 12/1/2047	777	776
Series A-5, 5.10%, 6/1/2052	2,850	2,851
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	761
Potomac Electric Power Co. 6.50%, 11/15/2037	350	396
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,394
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	2,084
2.70%, 1/15/2051	3,097	1,967
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,304
Series G, 6.63%, 11/15/2037	1,068	1,172
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	882
5.38%, 11/1/2039	404	412
2.05%, 8/1/2050	2,950	1,680
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	999	989
Series A-2, 5.11%, 12/15/2047	311	305
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	686	678
Series A2, 5.17%, 5/15/2041	298	302
Southern California Edison Co.
5.45%, 6/1/2031	3,540	3,656
Series 06-E, 5.55%, 1/15/2037	437	451
Series 08-A, 5.95%, 2/1/2038	277	294
Series C, 3.60%, 2/1/2045	1,233	955
Series C, 4.13%, 3/1/2048	971	802
Series 20A, 2.95%, 2/1/2051	8,553	5,690
5.88%, 12/1/2053	11,757	12,416
5.75%, 4/15/2054	2,060	2,144
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,090
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,238

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series J, 3.90%, 4/1/2045	1,206	947
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,287	3,038
Tucson Electric Power Co.
4.85%, 12/1/2048	583	539
5.50%, 4/15/2053	2,597	2,615
Union Electric Co.
5.20%, 4/1/2034	2,310	2,357
4.00%, 4/1/2048	1,991	1,637
3.90%, 4/1/2052	1,262	1,013
5.25%, 1/15/2054	3,765	3,725
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	252
8.88%, 11/15/2038	651	875
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,093
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,864	1,860
5.05%, 12/30/2026 (a) (k)	15,150	15,172
5.63%, 2/15/2027 (a)	4,331	4,331
5.00%, 7/31/2027 (a)	6,244	6,186
4.38%, 5/1/2029 (a)	3,033	2,894
4.30%, 7/15/2029 (a)	4,854	4,690
7.75%, 10/15/2031 (a)	4,000	4,248
6.00%, 4/15/2034 (a)	28,434	29,518
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,030
		538,205
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,142
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,084
Corning, Inc. 5.35%, 11/15/2048	4,854	4,756
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	1,054	942
6.63%, 7/15/2032 (a)	2,925	2,984
		14,766
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,915	4,982
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	868
4.08%, 12/15/2047	1,864	1,545
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,728
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,310	4,974
Halliburton Co.
4.75%, 8/1/2043	263	241
7.60%, 8/15/2096 (a)	267	318
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,659
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,847

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	2,433	2,433
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	738
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,142	2,231
USA Compression Partners LP 6.88%, 9/1/2027	3,398	3,420
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,483
		34,467
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	1,546	1,546
5.25%, 7/15/2028 (a)	4,406	4,307
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,634
6.50%, 5/15/2027 (a)	3,411	3,461
4.75%, 10/15/2027 (a)	3,883	3,801
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,322
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	813
5.60%, 6/12/2034	16,845	17,361
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	29,951	27,027
5.05%, 3/15/2042	12,290	10,384
		78,656
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	5,263	4,728
6.50%, 5/15/2032 (a)	4,826	4,951
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,220	2,345
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,665
Fiserv, Inc. 4.40%, 7/1/2049	2,500	2,162
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,374
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,234
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,446
5.50%, 8/15/2028 (a)	1,425	1,400
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	2,650	2,725
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	2,120	2,031
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,793
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,562
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,803
3.63%, 3/1/2029 (a)	2,851	2,631
3.88%, 3/1/2031 (a)	2,370	2,121
4.00%, 10/15/2033 (a)	565	491
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,233
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	4,823	4,988

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,514
Visa, Inc. 2.70%, 4/15/2040	1,457	1,108
		63,305
Food Products — 0.3%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,165	1,041
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	526
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,683
JBS USA Holding Lux Sarl 6.75%, 3/15/2034	2,953	3,217
JBS USA Holding Lux SARL
5.50%, 1/15/2030	19,840	19,993
3.75%, 12/1/2031	2,040	1,830
3.00%, 5/15/2032	5,910	5,026
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,821	2,627
4.38%, 1/31/2032 (a)	941	862
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	971	880
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,485	1,448
4.63%, 4/15/2030 (a)	2,694	2,526
6.25%, 2/15/2032 (a)	1,092	1,103
The Campbell's Co. 4.15%, 3/15/2028	1,651	1,624
Tyson Foods, Inc. 5.70%, 3/15/2034	3,660	3,778
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,856
		57,020
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,407
5.75%, 5/20/2027	2,131	2,046
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,115
4.15%, 1/15/2043	565	489
2.85%, 2/15/2052	928	603
5.75%, 10/15/2052	2,083	2,199
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	957
4.27%, 3/15/2048 (a)	971	782
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	738
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	630
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,555
		14,521
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	4,119
5.38%, 3/1/2029 (a)	1,952	1,852
8.00%, 2/15/2031 (a)	2,565	2,669

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	107
6.15%, 5/1/2037	1,629	1,801
4.38%, 9/1/2042	2,437	2,200
3.55%, 2/15/2050	1,873	1,437
5.20%, 4/15/2054	12,708	12,689
5.50%, 3/15/2055	16,045	16,637
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,212
CSX Corp. 4.50%, 11/15/2052	2,000	1,782
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,610
ERAC USA Finance LLC 5.00%, 2/15/2029 (a)	1,500	1,522
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,657
Norfolk Southern Corp. 4.05%, 8/15/2052	971	788
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	2,102	2,030
5.25%, 7/1/2029 (a)	4,600	4,670
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,919
Uber Technologies, Inc.
4.80%, 9/15/2034	4,270	4,180
5.35%, 9/15/2054	1,440	1,405
Union Pacific Corp. 3.50%, 2/14/2053	2,655	1,983
XPO, Inc. 7.13%, 6/1/2031 (a)	6,035	6,257
		86,526
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,528	3,409
Baxter International, Inc. 3.13%, 12/1/2051	3,000	1,975
Becton Dickinson & Co. 3.70%, 6/6/2027	2,427	2,378
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,100
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,088
3.25%, 2/15/2029 (a)	2,313	2,126
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,813	7,325
6.25%, 4/1/2029 (a)	1,834	1,868
5.25%, 10/1/2029 (a)	3,258	3,181
Solventum Corp. 5.60%, 3/23/2034 (a)	2,050	2,081
		26,531
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,806
5.00%, 4/15/2029 (a)	2,427	2,282
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,893
Aetna, Inc.
4.50%, 5/15/2042	218	187
4.13%, 11/15/2042	534	430
Ascension Health 3.95%, 11/15/2046	667	563

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Banner Health 1.90%, 1/1/2031	2,368	1,996
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,552
5.13%, 2/15/2034	8,099	8,113
Children's Hospital Series 2020, 2.93%, 7/15/2050	741	499
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,516
CommonSpirit Health
1.55%, 10/1/2025	1,238	1,207
2.78%, 10/1/2030	1,238	1,111
3.91%, 10/1/2050	1,219	956
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,244	4,107
4.75%, 2/15/2031 (a)	2,491	2,023
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	486	359
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,394
5.13%, 2/21/2030	4,536	4,538
5.25%, 2/21/2033	4,165	4,133
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,176
3.75%, 2/15/2031 (a)	662	586
Encompass Health Corp.
4.50%, 2/1/2028	1,009	983
4.75%, 2/1/2030	2,989	2,893
4.63%, 4/1/2031	1,366	1,288
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,068
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,282	1,698
HCA, Inc.
4.50%, 2/15/2027	19,711	19,559
5.63%, 9/1/2028	4,916	5,020
3.50%, 9/1/2030	1,095	1,010
2.38%, 7/15/2031	4,819	4,068
5.60%, 4/1/2034	5,000	5,056
5.45%, 9/15/2034	5,590	5,584
5.50%, 6/15/2047	9,800	9,386
5.25%, 6/15/2049	6,985	6,408
3.50%, 7/15/2051	1,273	876
4.63%, 3/15/2052	3,010	2,498
5.90%, 6/1/2053	3,930	3,925
6.00%, 4/1/2054	5,000	5,068
Memorial Health Services 3.45%, 11/1/2049	627	476
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	219	187
Series 2015, 4.20%, 7/1/2055	763	651
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	647	478
MultiCare Health System 2.80%, 8/15/2050	345	214
MyMichigan Health Series 2020, 3.41%, 6/1/2050	928	694

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	680	402
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,078	770
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,466	4,326
Quest Diagnostics, Inc.
4.60%, 12/15/2027	2,520	2,524
4.63%, 12/15/2029	6,580	6,530
2.95%, 6/30/2030	971	883
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	486
5.13%, 11/1/2027	1,322	1,310
4.63%, 6/15/2028	5,461	5,299
4.25%, 6/1/2029	4,310	4,070
6.13%, 6/15/2030	11,278	11,336
6.75%, 5/15/2031	4,755	4,872
Texas Health Resources
2.33%, 11/15/2050	486	293
4.33%, 11/15/2055	1,044	916
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	506
3.75%, 10/15/2047	1,088	861
3.25%, 5/15/2051	1,898	1,340
5.88%, 2/15/2053	7,903	8,436
5.05%, 4/15/2053	16,338	15,629
5.38%, 4/15/2054	6,480	6,479
3.88%, 8/15/2059	782	596
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	942	584
		207,963
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	875
5.15%, 4/15/2053	1,059	998
Healthcare Realty Holdings LP 3.10%, 2/15/2030	4,500	4,078
Healthpeak OP LLC 3.00%, 1/15/2030	486	446
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,921
Ventas Realty LP
3.50%, 2/1/2025	435	434
4.13%, 1/15/2026	84	83
3.25%, 10/15/2026	212	206
3.85%, 4/1/2027	600	587
5.63%, 7/1/2034	3,311	3,412
		13,040
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	5,377	5,317

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,951
7.25%, 7/15/2028 (a)	971	1,007
		7,958
Hotels, Restaurants & Leisure — 0.6%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,303
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	3,100	2,918
7.00%, 2/15/2030 (a)	6,300	6,497
6.50%, 2/15/2032 (a)	4,192	4,276
Carnival Corp. 10.50%, 6/1/2030 (a)	4,545	4,875
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	7,549	8,103
Cedar Fair LP
6.50%, 10/1/2028	4,805	4,852
5.25%, 7/15/2029	1,641	1,593
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,377
5.75%, 5/1/2028 (a)	855	856
3.75%, 5/1/2029 (a)	3,424	3,189
4.88%, 1/15/2030	2,112	2,054
4.00%, 5/1/2031 (a)	367	336
3.63%, 2/15/2032 (a)	1,423	1,255
5.88%, 3/15/2033 (a)	4,996	5,003
McDonald's Corp.
5.15%, 9/9/2052	7,371	7,134
5.45%, 8/14/2053	1,570	1,576
MGM Resorts International
4.63%, 9/1/2026	2,015	2,005
4.75%, 10/15/2028	3,125	3,032
6.13%, 9/15/2029	2,065	2,088
6.50%, 4/15/2032	1,675	1,692
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,221
6.25%, 3/15/2032 (a)	6,965	7,116
6.00%, 2/1/2033 (a)	3,504	3,548
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	2,110	2,178
6.63%, 5/1/2032 (a)	2,416	2,476
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	534	534
Starbucks Corp.
4.90%, 2/15/2031	2,140	2,169
4.80%, 2/15/2033	3,087	3,085
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,173	3,987
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,791
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,784
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	4,185	4,005

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	12,601	12,277
6.25%, 3/15/2033 (a)	1,584	1,580
		128,765
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (i)	4,052	4,075
6.63%, 9/15/2029	4,524	4,644
6.38%, 5/15/2030	1,025	1,044
6.63%, 5/15/2032	683	695
6.87%, 4/1/2036 (i)	4,374	4,447
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	8,068	7,502
		22,407
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	512
4.13%, 10/15/2030	2,549	2,351
4.13%, 4/30/2031 (a)	724	656
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,985	4,826
4.38%, 3/31/2029 (a)	997	936
		9,281
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	748	744
4.50%, 2/15/2028 (a)	2,913	2,818
5.13%, 3/15/2028 (a)	2,155	2,104
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	573
6.25%, 10/1/2039	195	211
5.75%, 10/1/2041	6,850	6,976
5.60%, 6/15/2042	8,961	9,048
6.50%, 10/1/2053	12,976	14,490
5.75%, 3/15/2054	10,505	10,762
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,668	5,652
		53,378
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,717
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	558
Prologis LP
1.75%, 7/1/2030	2,427	2,076

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — continued
3.00%, 4/15/2050	4,989	3,395
2.13%, 10/15/2050	1,457	817
		6,846
Insurance — 0.5%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,302
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	12,000	11,883
Aon Corp.
5.35%, 2/28/2033	864	884
6.25%, 9/30/2040	233	251
Arthur J Gallagher & Co. 5.75%, 7/15/2054	2,630	2,706
Athene Global Funding
1.45%, 1/8/2026 (a)	1,719	1,655
2.95%, 11/12/2026 (a)	4,369	4,208
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,368
3.85%, 3/15/2052	4,281	3,443
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,068	1,146
CNA Financial Corp. 5.13%, 2/15/2034	1,700	1,705
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,645
4.95%, 9/9/2029 (a)	1,705	1,706
Corebridge Global Funding 5.20%, 6/24/2029 (a)	3,905	3,955
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	3,000	3,150
6.50%, 6/4/2029	4,235	4,360
F&G Global Funding
1.75%, 6/30/2026 (a)	617	586
5.88%, 6/10/2027 (a)	5,000	5,081
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	1,609	1,608
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	395	350
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,077
4.18%, 9/26/2029 (a)	2,620	2,576
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	264	234
High Street Funding Trust I 4.11%, 2/15/2028 (a)	2,000	1,943
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,560	2,547
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,583	1,607
MetLife, Inc.
6.50%, 12/15/2032	680	761
4.13%, 8/13/2042	486	421
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,399
5.15%, 3/28/2033 (a)	8,975	9,118
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,694
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,634
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	339
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,234

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,651	2,152
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,696
Principal Financial Group, Inc. 3.70%, 5/15/2029	588	565
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	556
5.10%, 1/25/2029 (a)	2,650	2,686
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,413
Prudential Financial, Inc. 3.91%, 12/7/2047	2,193	1,759
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	153
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	400	397
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	454
4.27%, 5/15/2047 (a)	777	651
W R Berkley Corp. 3.55%, 3/30/2052	2,461	1,795
		103,853
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	13,747	14,461
5.40%, 8/15/2054	9,370	9,567
		24,028
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	7,900	7,727
4.50%, 10/4/2034	5,345	5,197
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	3,252	3,036
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,421
IBM International Capital Pte. Ltd. 5.30%, 2/5/2054	13,859	13,540
		32,921
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,855	3,922
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,544
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,376
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,279
3.75%, 3/1/2031	4,565	4,054
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	676
6.25%, 5/15/2038	428	470
Terex Corp.
5.00%, 5/15/2029 (a)	950	918
6.25%, 10/15/2032 (a)	1,542	1,544
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,674
		23,535

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,105	2,028
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,024
2.80%, 4/1/2031	4,175	3,580
6.55%, 6/1/2034	15,200	15,934
3.50%, 6/1/2041	3,466	2,487
3.50%, 3/1/2042	5,772	4,086
3.70%, 4/1/2051	3,107	2,059
3.90%, 6/1/2052	1,651	1,123
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	8,147	7,952
Comcast Corp.
1.95%, 1/15/2031	3,951	3,358
5.30%, 6/1/2034	3,540	3,632
4.40%, 8/15/2035	3,738	3,546
3.90%, 3/1/2038	12,124	10,552
3.25%, 11/1/2039	10,222	8,060
3.97%, 11/1/2047	1,083	872
4.00%, 3/1/2048	4,990	4,033
4.00%, 11/1/2049	132	106
3.45%, 2/1/2050	4,085	2,971
2.80%, 1/15/2051	11,050	7,037
2.89%, 11/1/2051	1,968	1,272
5.35%, 5/15/2053	15,813	15,565
2.94%, 11/1/2056	18,694	11,732
2.99%, 11/1/2063	1,152	699
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,678	3,204
4.50%, 11/15/2031 (a)	2,571	1,930
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,942	5,839
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,528
5.75%, 12/1/2028 (a)	1,782	1,553
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,895
Gray Television, Inc.
10.50%, 7/15/2029 (a)	1,765	1,796
4.75%, 10/15/2030 (a)	2,049	1,210
5.38%, 11/15/2031 (a)	2,114	1,259
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,631	3,150
8.38%, 5/1/2027	5,520	3,216
5.25%, 8/15/2027 (a)	4,231	3,025
Lamar Media Corp. 4.00%, 2/15/2030	5,243	4,849
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,491	7,382
4.75%, 11/1/2028 (a)	1,369	1,293
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	1,889	1,863

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	3,149
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	923
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	4,757	3,699
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,087	3,034
4.00%, 7/15/2028 (a)	7,426	6,972
5.50%, 7/1/2029 (a)	11,479	11,219
4.13%, 7/1/2030 (a)	2,672	2,411
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,457
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,613
5.00%, 9/15/2029	4,969	4,696
Univision Communications, Inc.
4.50%, 5/1/2029 (a)	2,309	2,073
7.38%, 6/30/2030 (a)	3,580	3,451
		215,369
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,465	3,461
6.13%, 5/15/2028 (a)	3,845	3,890
ATI, Inc. 5.88%, 12/1/2027	6,088	6,054
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,951
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,799
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,436
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,592
4.63%, 3/1/2029 (a)	2,799	2,638
6.75%, 4/15/2030 (a)	2,500	2,513
7.00%, 3/15/2032 (a)	908	913
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	3,794	3,935
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	12,891	12,585
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	110
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,787
2.50%, 9/1/2030 (a)	850	746
2.85%, 4/27/2031 (a)	8,941	7,880
2.63%, 9/23/2031 (a)	8,632	7,440
5.63%, 4/4/2034 (a)	25,200	25,868
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,951
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,607
Vale Overseas Ltd. (Brazil)
6.13%, 6/12/2033	2,390	2,465
6.40%, 6/28/2054	8,414	8,503
		110,124
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	13,250	13,151

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,596
Series QIB, 4.50%, 9/1/2026 (a)	18,930	17,443
Series QIB, 4.50%, 3/15/2027 (a)	29,123	26,426
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	22,328	21,573
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,789
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,762
		111,740
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,155
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,463
3.25%, 3/15/2050	3,835	2,765
5.55%, 7/1/2054	3,600	3,761
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,412
2.85%, 5/15/2051	7,514	4,925
4.60%, 5/1/2053	1,160	1,020
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	404
Series 2017, 3.88%, 6/15/2047	1,238	992
Series E, 4.65%, 12/1/2048	1,651	1,486
4.50%, 5/15/2058	785	671
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,576
4.35%, 4/15/2049	486	427
4.35%, 8/31/2064	477	401
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	770
7.00%, 6/15/2038	389	447
Series C, 4.90%, 8/1/2041	45	42
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,750	2,914
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	4,220	4,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	13,230	13,555
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,832
Engie SA (France) 5.63%, 4/10/2034 (a)	4,285	4,395
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,835
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,119
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	657	672
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	1,140	1,164
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	885
2.89%, 9/15/2051	1,282	836
5.69%, 6/15/2054	14,682	15,324
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,336

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
6.00%, 6/1/2039	486	525
4.50%, 8/15/2040	242	226
Series UUU, 3.32%, 4/15/2050	4,641	3,316
5.35%, 4/1/2053	1,059	1,059
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	11,580	11,837
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,735
		113,727
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,453
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway)
3.10%, 7/15/2031 (a)	4,400	3,876
5.13%, 10/1/2034 (a)	3,645	3,526
5.80%, 10/1/2054 (a)	2,560	2,467
AL Candelaria -spain- SA (Colombia) 7.50%, 12/15/2028 (h)	869	856
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,200	3,190
5.38%, 6/15/2029 (a)	4,996	4,890
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,422
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	593	585
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	5,880	6,019
6.63%, 10/15/2032 (a)	1,135	1,136
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	5,221
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,169
7.00%, 7/15/2029 (a)	1,401	1,442
7.25%, 7/15/2032 (a)	976	1,012
BP Capital Markets America, Inc.
2.72%, 1/12/2032	20,922	18,267
4.81%, 2/13/2033	4,476	4,429
4.89%, 9/11/2033	3,466	3,437
5.23%, 11/17/2034	11,245	11,412
3.00%, 2/24/2050	5,102	3,434
2.77%, 11/10/2050	3,971	2,539
2.94%, 6/4/2051	5,194	3,419
3.00%, 3/17/2052	2,952	1,965
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	2,246	2,218
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	13,465	13,034
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,074
California Resources Corp. 7.13%, 2/1/2026 (a)	1,004	1,007
Cameron LNG LLC 3.70%, 1/15/2039 (a)	933	783
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	19,687
4.00%, 3/1/2031	8,788	8,253

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 8/15/2034 (a)	29,095	29,702
Chord Energy Corp. 6.38%, 6/1/2026 (a)	6,900	6,923
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,333
8.63%, 11/1/2030 (a)	3,840	4,069
8.75%, 7/1/2031 (a)	6,940	7,357
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,654
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	7,275	7,668
6.50%, 8/15/2043 (a)	2,890	3,117
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	6,693	6,599
ConocoPhillips Co.
4.70%, 1/15/2030	19,635	19,675
5.00%, 1/15/2035	3,555	3,564
5.55%, 3/15/2054	17,910	18,163
Coterra Energy, Inc. 3.90%, 5/15/2027	2,825	2,766
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,385	8,815
Devon Energy Corp. 5.75%, 9/15/2054	4,340	4,183
Diamondback Energy, Inc.
4.40%, 3/24/2051	5,083	4,185
5.75%, 4/18/2054	3,896	3,883
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,857
4.38%, 6/15/2031 (a)	2,602	2,420
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	11,147
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	1,912	1,877
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	6,665	6,867
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	9,057	10,086
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	2,007
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,749
5.75%, 2/15/2033	1,942	1,994
5.80%, 6/15/2038	5,660	5,770
5.00%, 5/15/2050	4,854	4,330
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	10,830	11,005
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	519
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	14,322	15,223
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,157
Series J, 5.75%, 3/1/2035	777	813
5.55%, 2/16/2055	13,255	13,523
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,421
EQM Midstream Partners LP
6.50%, 7/1/2027 (a)	1,942	1,990
5.50%, 7/15/2028	6,786	6,897
4.75%, 1/15/2031 (a)	4,267	4,097

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.
5.70%, 1/23/2025 (i)	197	197
8.38%, 9/15/2028	2,311	2,375
5.38%, 2/1/2029	2,501	2,489
6.75%, 4/15/2029 (a)	10,284	10,439
5.38%, 3/15/2030	2,938	2,917
4.75%, 2/1/2032	574	546
Exxon Mobil Corp.
3.00%, 8/16/2039	1,555	1,227
3.10%, 8/16/2049	670	474
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	924	804
4.32%, 12/30/2039 (a)	1,243	986
Genesis Energy LP
8.00%, 1/15/2027	1,445	1,473
7.75%, 2/1/2028	4,831	4,882
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,760
3.45%, 10/15/2027 (a)	1,423	1,358
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,949	1,866
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,098
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,422
Hess Corp.
4.30%, 4/1/2027	11,740	11,655
5.60%, 2/15/2041	5,900	6,023
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	1,887	1,885
5.50%, 10/15/2030 (a)	2,015	1,979
HF Sinclair Corp. 5.88%, 4/1/2026	3,426	3,456
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,188
Kinder Morgan, Inc.
5.05%, 2/15/2046	3,350	3,058
3.25%, 8/1/2050	5,524	3,710
5.95%, 8/1/2054	4,014	4,138
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,438
5.88%, 6/15/2030 (a)	20,881	20,838
Marathon Oil Corp. 5.70%, 4/1/2034	8,663	9,255
Matador Resources Co.
6.88%, 4/15/2028 (a)	220	225
6.50%, 4/15/2032 (a)	3,510	3,519
6.25%, 4/15/2033 (a)	2,347	2,315
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,850
MPLX LP
5.50%, 6/1/2034	17,450	17,651
5.20%, 3/1/2047	314	292
4.95%, 3/14/2052	1,219	1,084

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	1,935	1,982
8.38%, 2/15/2032 (a)	1,935	1,981
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,655
NuStar Logistics LP
5.75%, 10/1/2025	2,011	2,007
5.63%, 4/28/2027	3,651	3,658
6.38%, 10/1/2030	647	666
Occidental Petroleum Corp.
5.38%, 1/1/2032	1,985	1,975
6.20%, 3/15/2040	8,604	8,808
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,571
ONEOK, Inc.
4.75%, 10/15/2031	7,170	7,070
5.70%, 11/1/2054	5,000	4,975
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,894
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	5,945	5,915
9.88%, 7/15/2031 (a)	1,890	2,095
7.00%, 1/15/2032 (a)	1,950	2,008
6.25%, 2/1/2033 (a)	1,655	1,667
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,509
5.35%, 2/12/2028	3,160	2,927
6.84%, 1/23/2030	4,300	3,980
5.95%, 1/28/2031	3,398	2,918
6.70%, 2/16/2032	2,475	2,193
10.00%, 2/7/2033	7,907	8,411
7.69%, 1/23/2050	1,505	1,179
Phillips 66 4.65%, 11/15/2034	971	932
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	20,550
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	1,754	1,798
5.70%, 1/17/2035 (a)	6,228	5,992
Range Resources Corp. 8.25%, 1/15/2029	5,886	6,067
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,936
4.80%, 5/15/2030 (a)	2,250	2,112
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	941	942
4.50%, 5/15/2030	14,148	13,884
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,402
SM Energy Co.
6.75%, 9/15/2026	4,864	4,875
6.63%, 1/15/2027	1,256	1,257
6.75%, 8/1/2029 (a)	1,687	1,699
7.00%, 8/1/2032 (a)	1,446	1,453

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	8,250	8,241
5.03%, 10/1/2029 (a)	4,925	4,887
Sunoco LP
6.00%, 4/15/2027	1,491	1,493
7.00%, 5/1/2029 (a)	1,222	1,265
4.50%, 5/15/2029	3,662	3,493
7.25%, 5/1/2032 (a)	3,235	3,385
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,607
5.50%, 1/15/2028 (a)	4,820	4,688
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,719
3.13%, 5/29/2050	6,549	4,571
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,964
5.28%, 9/10/2054	6,340	6,196
5.64%, 4/5/2064	14,350	14,538
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,526
5.85%, 3/15/2036	800	831
Valero Energy Corp. 2.15%, 9/15/2027	874	820
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,735
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,922	8,279
9.50%, 2/1/2029 (a)	10,000	11,171
7.00%, 1/15/2030 (a)	2,310	2,362
8.38%, 6/1/2031 (a)	4,854	5,116
9.88%, 2/1/2032 (a)	3,150	3,503
Vital Energy, Inc.
9.75%, 10/15/2030	1,566	1,681
7.88%, 4/15/2032 (a)	2,045	2,012
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,407
5.80%, 11/15/2054	11,000	11,367
		823,846
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,216	4,215
7.25%, 2/15/2028 (a)	775	794
5.75%, 4/20/2029 (a)	11,257	11,238
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,950	4,155
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	3,222	3,249
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	3,855	3,518
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	2,913	2,916
		30,085

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	4,937	4,871
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,545
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,168	3,157
		10,573
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	3,278	3,171
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	6,203
5.75%, 8/15/2027 (a)	5,912	5,247
4.88%, 6/1/2028 (a)	2,228	1,844
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,216
4.13%, 6/15/2039	5,823	5,235
2.35%, 11/13/2040	3,883	2,704
3.70%, 3/15/2052	6,576	5,098
5.55%, 2/22/2054	30,105	31,133
3.90%, 3/15/2062	3,680	2,799
6.40%, 11/15/2063	640	728
5.65%, 2/22/2064	10,635	10,876
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,598
4.95%, 2/27/2063	2,400	2,289
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,752
2.90%, 12/10/2061	2,340	1,442
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,702
5.13%, 4/30/2031 (a)	4,095	3,748
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	4,135	—
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,981
5.30%, 5/19/2053	5,170	5,111
5.34%, 5/19/2063	4,418	4,289
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,640
3.90%, 3/15/2039	2,874	2,510
Roche Holdings, Inc. 5.49%, 11/13/2030 (a)	14,045	14,637
Takeda Pharmaceutical Co. Ltd. (Japan)
3.18%, 7/9/2050	5,254	3,616
5.65%, 7/5/2054	2,354	2,404
Wyeth LLC 5.95%, 4/1/2037	1,068	1,150
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,688
5.60%, 11/16/2032	1,870	1,957
		151,768

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	590
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,697
ERP Operating LP 2.85%, 11/1/2026	2,913	2,824
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,709
5.50%, 4/1/2034	6,395	6,531
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,241
UDR, Inc.
2.10%, 8/1/2032	923	752
1.90%, 3/15/2033	491	387
5.13%, 9/1/2034	2,020	2,007
		19,148
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	902
4.30%, 10/15/2028	777	765
5.50%, 6/15/2034	1,200	1,226
Realty Income Corp.
3.25%, 1/15/2031	539	494
2.70%, 2/15/2032	4,675	4,038
1.80%, 3/15/2033	1,068	836
5.38%, 9/1/2054	2,560	2,547
Regency Centers LP 3.70%, 6/15/2030	3,743	3,547
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	971	956
		15,311
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,023	6,041
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	1,889
Broadcom, Inc. 3.14%, 11/15/2035 (a)	14,860	12,362
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,148
5.95%, 6/15/2030 (a)	6,272	6,283
Intel Corp.
3.25%, 11/15/2049	2,651	1,722
3.05%, 8/12/2051	1,000	619
3.10%, 2/15/2060	680	402
KLA Corp. 3.30%, 3/1/2050	761	556
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,798
NXP BV (China)
5.00%, 1/15/2033	1,457	1,445
3.25%, 5/11/2041	3,684	2,785
QUALCOMM, Inc. 4.50%, 5/20/2052	300	265
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,400
4.15%, 5/15/2048	292	250

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.15%, 2/8/2054	6,605	6,556
5.05%, 5/18/2063	8,227	7,885
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	5,991
		60,397
Software — 0.3%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	5,562	5,496
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,182	2,046
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,152
Intuit, Inc. 5.20%, 9/15/2033	900	921
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,208
5.13%, 4/15/2029 (a)	1,000	960
Oracle Corp.
2.30%, 3/25/2028	5,772	5,370
4.30%, 7/8/2034	551	520
3.90%, 5/15/2035	1,500	1,351
3.85%, 7/15/2036	1,705	1,504
3.65%, 3/25/2041	3,350	2,710
4.13%, 5/15/2045	5,145	4,252
3.95%, 3/25/2051	1,418	1,107
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	4,999
Roper Technologies, Inc.
1.75%, 2/15/2031	1,165	971
4.75%, 2/15/2032	2,620	2,595
4.90%, 10/15/2034	10,280	10,093
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,049	3,039
6.50%, 6/1/2032 (a)	2,220	2,272
VMware LLC 4.65%, 5/15/2027	3,039	3,034
Workday, Inc. 3.70%, 4/1/2029	5,484	5,279
		67,879
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,324
3.10%, 6/15/2050	112	76
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,232
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,173
5.25%, 3/15/2028 (a)	962	947
4.88%, 9/15/2029 (a)	1,457	1,403
5.25%, 7/15/2030 (a)	2,515	2,440
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,351
SBA Communications Corp. 3.13%, 2/1/2029	7,191	6,579
		24,525

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,492
4.75%, 3/1/2030	1,199	1,137
AutoZone, Inc. 5.40%, 7/15/2034	1,920	1,947
Bath & Body Works, Inc.
7.50%, 6/15/2029	7,682	7,955
6.88%, 11/1/2035	1,753	1,833
6.75%, 7/1/2036	2,170	2,251
Escrow Rite Aid 0.00%, 12/31/2049 ‡	354	211
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,931
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,876
3.63%, 4/15/2052	2,585	1,986
3.50%, 9/15/2056	5,048	3,734
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	382
3.88%, 6/1/2029 (a)	3,005	2,785
4.38%, 1/15/2031 (a)	1,612	1,481
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	175
1.75%, 3/15/2031	1,212	1,008
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,666
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	9,106
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,775
Staples, Inc.
10.75%, 9/1/2029 (a)	3,065	3,022
12.75%, 1/15/2030 (a)	5,102	4,211
		70,964
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	801
2.65%, 2/8/2051	3,883	2,538
2.70%, 8/5/2051	11,155	7,338
2.85%, 8/5/2061	5,325	3,425
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	3,028
3.13%, 7/15/2029	2,141	1,859
4.13%, 1/15/2031	3,545	3,196
8.50%, 7/15/2031	2,456	2,648
9.63%, 12/1/2032	762	870
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	2,785
		28,488
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,807	2,819

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,259
3.40%, 2/4/2041	9,538	7,253
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,820
2.26%, 3/25/2028	267	246
4.39%, 8/15/2037	24,553	21,914
5.65%, 3/16/2052	6,410	6,154
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,083
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,584
5.63%, 9/7/2033	13,190	13,739
5.25%, 2/13/2034	29,760	30,208
4.38%, 11/15/2041	11,926	10,574
		132,834
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	1,893	1,881
4.88%, 10/1/2025 (a)	4,078	4,072
5.38%, 7/15/2029 (a)	4,800	4,878
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	2,820	2,890
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,648	4,625
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,069	4,866
United Rentals North America, Inc.
4.88%, 1/15/2028	2,894	2,850
5.25%, 1/15/2030	4,025	3,976
4.00%, 7/15/2030	5,825	5,401
6.13%, 3/15/2034 (a)	3,965	4,024
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,164
6.38%, 3/15/2029 (a)	4,002	4,097
6.63%, 3/15/2032 (a)	2,110	2,177
WW Grainger, Inc. 4.60%, 6/15/2045	505	470
		49,371
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,252
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	572
5.15%, 3/1/2034	3,400	3,457
		4,029
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	3,678
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,364

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.38%, 4/15/2029	14,785	13,933
5.05%, 7/15/2033	2,300	2,307
3.40%, 10/15/2052	8,020	5,691
5.75%, 1/15/2054	3,020	3,110
5.50%, 1/15/2055	1,890	1,888
United States Cellular Corp. 6.70%, 12/15/2033	9,614	10,415
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	5,200	5,219
		56,605
Total Corporate Bonds (Cost $6,989,698)		6,819,137
Mortgage-Backed Securities — 26.2%
FHLMC
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (l)	16	17
Pool # 1J1380, ARM, 7.66%, 3/1/2036 (l)	5	5
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (l)	12	12
Pool # 1Q0476, ARM, 7.34%, 10/1/2037 (l)	45	46
FHLMC Gold Pools, 15 Year Pool # J14494, 4.00%, 2/1/2026	39	39
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	9	9
Pool # G30591, 6.00%, 2/1/2028	82	83
Pool # D98914, 4.00%, 1/1/2032	1,108	1,090
Pool # G31099, 4.00%, 1/1/2038	5,600	5,443
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	6	6
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	11	11
Pool # C21930, 6.00%, 2/1/2029	4	4
Pool # C00785, 6.50%, 6/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	21	22
Pool # A13067, 4.00%, 9/1/2033	15	14
Pool # G60154, 5.00%, 2/1/2034	4,693	4,701
Pool # G60214, 5.00%, 7/1/2035	4,698	4,740
Pool # C02641, 7.00%, 10/1/2036	13	13
Pool # C02660, 6.50%, 11/1/2036	26	27
Pool # G06172, 5.50%, 12/1/2038	578	588
Pool # G06576, 5.00%, 9/1/2040	2,661	2,697
Pool # A96733, 4.50%, 2/1/2041	4,738	4,691
Pool # G06493, 4.50%, 5/1/2041	218	216
Pool # G61864, 5.50%, 6/1/2041	2,135	2,179
Pool # Q05956, 4.50%, 2/1/2042	732	720
Pool # Q11285, 3.50%, 9/1/2042	1,878	1,756
Pool # Q12174, 3.50%, 10/1/2042	1,993	1,864
Pool # G07239, 3.00%, 12/1/2042	2,167	1,962
Pool # Q13796, 3.50%, 12/1/2042	3,164	2,960
Pool # Q15767, 3.00%, 2/1/2043	1,767	1,603

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q33869, 4.00%, 6/1/2045	1,753	1,652
Pool # G61462, 4.00%, 7/1/2045	8,020	7,709
Pool # Q37784, 3.50%, 12/1/2045	1,676	1,547
Pool # Q39092, 4.00%, 2/1/2046	2,001	1,910
Pool # Q39412, 3.50%, 3/1/2046	659	609
Pool # Q40797, 3.50%, 5/1/2046	2,886	2,664
Pool # Q40922, 3.50%, 6/1/2046	970	896
Pool # Q41602, 3.50%, 7/1/2046	362	334
Pool # Q42079, 3.50%, 7/1/2046	345	318
Pool # Q42657, 3.50%, 8/1/2046	4,371	4,034
Pool # Q42656, 4.00%, 8/1/2046	433	411
Pool # Q43241, 3.50%, 9/1/2046	3,795	3,503
Pool # Q43237, 4.00%, 9/1/2046	840	798
Pool # G61565, 4.50%, 4/1/2048	11,553	11,279
Pool # Z40179, 4.00%, 7/1/2048	4,764	4,524
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	53	54
Pool # U89009, 3.50%, 9/1/2032	217	210
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,013
Pool # U80074, 3.50%, 10/1/2032	700	677
Pool # WA3237, 3.55%, 11/1/2032	14,475	13,484
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,746
Pool # G20028, 7.50%, 12/1/2036	66	68
Pool # U90690, 3.50%, 6/1/2042	803	746
Pool # U90975, 4.00%, 6/1/2042	192	184
Pool # U90230, 4.50%, 9/1/2042	805	791
Pool # U90281, 4.00%, 10/1/2042	479	459
Pool # U92021, 5.00%, 9/1/2043	793	790
Pool # U99076, 4.50%, 12/1/2043	1,959	1,938
Pool # U99084, 4.50%, 2/1/2044	1,527	1,510
Pool # U92996, 3.50%, 6/1/2045	181	168
Pool # U93026, 3.50%, 7/1/2045	453	421
Pool # U99134, 4.00%, 1/1/2046	2,145	2,058
Pool # U93155, 3.50%, 5/1/2046	527	489
Pool # U93158, 3.50%, 6/1/2046	304	282
Pool # U93167, 3.50%, 7/1/2046	516	474
Pool # U93172, 3.50%, 7/1/2046	572	531
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,219	6,835
Pool # SD8089, 2.50%, 7/1/2050	35,339	29,933
Pool # RA3605, 2.50%, 10/1/2050	64,372	54,629
Pool # QC9443, 2.50%, 10/1/2051	18,608	15,799
Pool # RA6135, 2.50%, 10/1/2051	15,257	12,978
Pool # RA6350, 3.00%, 11/1/2051	8,170	7,194
Pool # SD2968, 2.00%, 12/1/2051	13,214	10,732
Pool # RA6459, 2.50%, 12/1/2051	12,478	10,450
Pool # QD4350, 3.00%, 1/1/2052	21,806	19,201

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD8190, 3.00%, 1/1/2052	11,049	9,674
Pool # SD3952, 2.50%, 3/1/2052	23,273	19,791
Pool # RA6988, 3.00%, 3/1/2052	26,026	22,858
Pool # SD2301, 3.50%, 3/1/2052	21,251	19,407
Pool # SD7554, 2.50%, 4/1/2052	16,337	13,884
Pool # RA7192, 3.50%, 4/1/2052	22,090	20,059
Pool # SD3015, 3.00%, 5/1/2052	33,402	29,179
Pool # RA7468, 4.00%, 6/1/2052	51,023	47,807
Pool # SD1293, 4.50%, 7/1/2052	20,184	19,426
Pool # SD1303, 4.50%, 7/1/2052	11,281	10,861
Pool # QE8091, 4.00%, 8/1/2052	29,051	27,226
Pool # SD1794, 4.50%, 8/1/2052	16,578	15,960
Pool # QF3378, 5.00%, 11/1/2052	12,263	12,121
Pool # QF3433, 5.00%, 11/1/2052	16,131	15,957
Pool # QF5369, 5.00%, 12/1/2052	16,446	16,269
Pool # RA8766, 5.00%, 3/1/2053	35,468	34,894
Pool # RJ2912, 5.50%, 11/1/2054	33,000	33,040
Pool # RJ2914, 5.50%, 11/1/2054	55,000	55,182
FNMA
Pool # 766610, ARM, 6.08%, 1/1/2034 (l)	9	9
Pool # 823660, ARM, 7.10%, 5/1/2035 (l)	38	38
Pool # 910181, ARM, 6.27%, 3/1/2037 (l)	11	11
Pool # 888304, ARM, 5.81%, 4/1/2037 (l)	1	1
Pool # 888750, ARM, 6.47%, 4/1/2037 (l)	15	15
Pool # 948208, ARM, 6.74%, 7/1/2037 (l)	8	9
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	6	6
Pool # CA4723, 3.50%, 11/1/2034	3,844	3,708
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	62	61
Pool # BM3254, 4.00%, 1/1/2038	4,400	4,270
Pool # BM3566, 4.00%, 2/1/2038	4,716	4,591
Pool # CA1234, 4.00%, 2/1/2038	1,701	1,645
Pool # CA1238, 4.00%, 2/1/2038	1,763	1,707
Pool # FS0795, 3.00%, 1/1/2042	11,028	10,029
FNMA UMBS, 30 Year
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	12	12
Pool # 455598, 5.50%, 12/1/2028	3	3
Pool # 252570, 6.50%, 7/1/2029	5	5
Pool # 517679, 6.50%, 7/1/2029	19	20
Pool # 323866, 6.50%, 8/1/2029	5	5
Pool # 995656, 7.00%, 6/1/2033	55	57
Pool # AL6168, 5.00%, 9/1/2033	2,353	2,344
Pool # 725229, 6.00%, 3/1/2034	387	397
Pool # AA0918, 5.50%, 9/1/2034	71	72

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 735503, 6.00%, 4/1/2035	39	40
Pool # 745948, 6.50%, 10/1/2036	6	6
Pool # AL0379, 8.00%, 12/1/2036	327	341
Pool # 995149, 6.50%, 10/1/2038	19	20
Pool # 995504, 7.50%, 11/1/2038	27	28
Pool # AC3237, 5.00%, 10/1/2039	248	251
Pool # AC4467, 4.50%, 12/1/2039	445	440
Pool # AE1526, 4.50%, 9/1/2040	723	715
Pool # AE3095, 4.50%, 9/1/2040	448	443
Pool # AE0681, 4.50%, 12/1/2040	2,018	1,996
Pool # AL0038, 5.00%, 2/1/2041	1,919	1,943
Pool # AX5292, 5.00%, 1/1/2042	8,663	8,770
Pool # BM1065, 5.50%, 2/1/2042	3,301	3,366
Pool # AL2059, 4.00%, 6/1/2042	6,899	6,651
Pool # AB7575, 3.00%, 1/1/2043	1,575	1,425
Pool # AR6380, 3.00%, 2/1/2043	2,132	1,928
Pool # 890564, 3.00%, 6/1/2043	2,753	2,490
Pool # AT5907, 4.00%, 6/1/2043	3,865	3,721
Pool # AS0214, 3.50%, 8/1/2043	4,514	4,220
Pool # AL6848, 5.00%, 6/1/2044	763	773
Pool # BA2343, 4.00%, 9/1/2045	1,959	1,865
Pool # BE5080, 3.50%, 4/1/2046	4,953	4,543
Pool # BA1210, 3.50%, 5/1/2046	549	506
Pool # BA7485, 3.50%, 6/1/2046	518	478
Pool # BC2969, 3.50%, 6/1/2046	412	380
Pool # BD1371, 3.50%, 6/1/2046	171	158
Pool # BA7492, 4.00%, 6/1/2046	586	558
Pool # BC9368, 4.00%, 6/1/2046	2,355	2,227
Pool # BD1372, 4.00%, 6/1/2046	1,081	1,027
Pool # BD2956, 3.50%, 7/1/2046	4,160	3,834
Pool # BD5456, 3.50%, 8/1/2046	1,425	1,313
Pool # BM1169, 4.00%, 9/1/2046	7,262	6,978
Pool # BE0280, 3.50%, 10/1/2046	1,421	1,310
Pool # AS8335, 4.50%, 11/1/2046	3,700	3,624
Pool # FS0976, 2.50%, 3/1/2047	5,818	4,938
Pool # BM1906, 4.00%, 5/1/2047	4,541	4,354
Pool # AS9811, 5.00%, 6/1/2047	1,342	1,343
Pool # BH7565, 4.00%, 8/1/2047	8,733	8,278
Pool # BM3500, 4.00%, 9/1/2047	3,409	3,291
Pool # CA0346, 4.50%, 9/1/2047	4,931	4,809
Pool # BH6687, 4.00%, 11/1/2047	980	929
Pool # BM3044, 4.00%, 11/1/2047	3,031	2,878
Pool # BE8347, 4.00%, 12/1/2047	510	484
Pool # BJ5254, 4.00%, 12/1/2047	2,965	2,810
Pool # BM3499, 4.00%, 12/1/2047	30,370	28,789
Pool # BH6689, 4.00%, 1/1/2048	790	749
Pool # BJ7311, 4.00%, 1/1/2048	13,929	13,208
Pool # BJ8238, 4.00%, 1/1/2048	4,771	4,524

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ8265, 4.00%, 1/1/2048	2,481	2,351
Pool # BK1008, 4.00%, 1/1/2048	1,103	1,046
Pool # BJ4617, 4.00%, 2/1/2048	3,046	2,916
Pool # BJ5772, 4.00%, 2/1/2048	3,267	3,081
Pool # BK1581, 4.00%, 2/1/2048	512	485
Pool # FM0035, 3.50%, 3/1/2048	5,324	4,907
Pool # BJ5803, 4.00%, 3/1/2048	2,297	2,166
Pool # BK1963, 4.00%, 3/1/2048	2,143	2,052
Pool # BM3665, 4.00%, 3/1/2048	12,596	11,983
Pool # BJ5789, 4.50%, 3/1/2048	877	847
Pool # BE2789, 4.00%, 4/1/2048	828	781
Pool # CA1710, 4.50%, 5/1/2048	2,510	2,439
Pool # BK5943, 5.00%, 6/1/2048	601	606
Pool # BK4130, 4.50%, 7/1/2048	63	61
Pool # BK6562, 4.50%, 7/1/2048	1,165	1,129
Pool # BK6589, 4.50%, 7/1/2048	1,165	1,128
Pool # BN0133, 4.00%, 8/1/2048	1,628	1,543
Pool # BK9292, 5.00%, 8/1/2048	2,278	2,299
Pool # CA4662, 3.50%, 9/1/2048	5,006	4,562
Pool # BN1312, 4.00%, 9/1/2048	6,011	5,693
Pool # 890863, 5.00%, 9/1/2048	12,002	12,381
Pool # BN0234, 5.00%, 9/1/2048	1,268	1,279
Pool # MA3496, 4.50%, 10/1/2048	1,573	1,530
Pool # BN0861, 5.00%, 10/1/2048	945	949
Pool # BK9556, 4.00%, 12/1/2048	2,401	2,273
Pool # BK1176, 5.00%, 1/1/2049	1,325	1,322
Pool # BK8748, 4.50%, 5/1/2049	4,260	4,125
Pool # BO2428, 3.50%, 7/1/2049	2,903	2,672
Pool # BO0592, 4.00%, 7/1/2049	538	508
Pool # CA5702, 2.50%, 5/1/2050	22,159	18,867
Pool # BP6439, 2.50%, 7/1/2050	39,933	33,494
Pool # CA6361, 2.50%, 7/1/2050	21,277	18,149
Pool # CA6708, 2.50%, 8/1/2050	12,986	11,132
Pool # CA6989, 2.50%, 9/1/2050	25,419	21,682
Pool # FM5179, 2.00%, 12/1/2050	22,846	18,586
Pool # FM5173, 2.50%, 12/1/2050	23,077	19,663
Pool # CA8862, 2.50%, 1/1/2051	21,615	18,451
Pool # FM5778, 2.50%, 2/1/2051	24,131	20,574
Pool # BR6358, 2.00%, 3/1/2051	8,736	7,073
Pool # BR4928, 2.00%, 4/1/2051	80,654	65,096
Pool # CB0189, 3.00%, 4/1/2051	5,563	4,898
Pool # CB0458, 2.50%, 5/1/2051	30,817	26,092
Pool # CB0674, 2.50%, 5/1/2051	21,155	17,912
Pool # FM7957, 2.50%, 7/1/2051	11,541	9,823
Pool # FS3615, 2.50%, 7/1/2051	8,433	7,170
Pool # FM8336, 2.50%, 8/1/2051	18,787	16,019
Pool # CB1411, 3.00%, 8/1/2051	23,699	20,868
Pool # CB1901, 2.50%, 10/1/2051	18,951	16,205

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM9195, 2.50%, 10/1/2051	10,629	8,991
Pool # FM9198, 2.50%, 11/1/2051	11,598	9,844
Pool # CB2410, 2.50%, 12/1/2051	8,523	7,250
Pool # CB2411, 2.50%, 12/1/2051	15,629	13,291
Pool # FS4108, 4.00%, 12/1/2051	8,613	8,084
Pool # CB2637, 2.50%, 1/1/2052	26,025	22,021
Pool # FS0196, 2.50%, 1/1/2052	28,741	24,071
Pool # CB2670, 3.00%, 1/1/2052	24,565	21,463
Pool # FS8807, 3.00%, 1/1/2052	20,338	17,968
Pool # FS7409, 2.00%, 2/1/2052	43,564	35,545
Pool # BU1322, 2.50%, 2/1/2052	11,840	9,994
Pool # BV2784, 2.50%, 2/1/2052	8,764	7,385
Pool # CB2750, 2.50%, 2/1/2052	22,188	18,712
Pool # CB2869, 2.50%, 2/1/2052	33,121	27,891
Pool # FS5670, 2.50%, 2/1/2052	13,128	11,162
Pool # FS5986, 2.50%, 2/1/2052	9,085	7,729
Pool # MA4548, 2.50%, 2/1/2052	89,071	74,819
Pool # FS4533, 2.50%, 3/1/2052	7,228	6,148
Pool # FS7150, 2.50%, 3/1/2052	52,988	44,850
Pool # FS0957, 3.00%, 3/1/2052	24,814	21,689
Pool # FS1954, 3.00%, 3/1/2052	25,223	22,470
Pool # FS7410, 2.00%, 4/1/2052	51,204	41,583
Pool # BV5360, 2.50%, 4/1/2052	33,106	27,917
Pool # FS5499, 2.50%, 4/1/2052	20,443	17,388
Pool # FS1538, 3.00%, 4/1/2052	65,098	57,308
Pool # FS2707, 3.50%, 4/1/2052	17,913	16,344
Pool # CB3378, 4.00%, 4/1/2052	11,796	11,053
Pool # FS1255, 4.00%, 4/1/2052	8,384	7,998
Pool # CB3608, 3.50%, 5/1/2052	82,600	75,008
Pool # FS3577, 3.00%, 7/1/2052	25,356	22,314
Pool # FS2588, 4.50%, 8/1/2052	44,037	42,396
Pool # FS3536, 4.50%, 8/1/2052	19,431	18,688
Pool # FS3829, 4.50%, 9/1/2052	5,550	5,343
Pool # CB4624, 5.00%, 9/1/2052	22,037	21,717
Pool # CB4628, 5.00%, 9/1/2052	35,087	34,521
Pool # FS2982, 5.00%, 9/1/2052	16,011	15,771
Pool # BX0098, 5.00%, 10/1/2052	12,487	12,343
Pool # FS3457, 4.50%, 11/1/2052	25,112	24,151
Pool # BW1328, 5.00%, 11/1/2052	42,763	42,080
Pool # FS3428, 4.00%, 12/1/2052	23,418	21,989
Pool # CB5907, 5.50%, 3/1/2053	17,201	17,284
Pool # CB6314, 5.00%, 5/1/2053	15,192	14,968
Pool # BY4714, 5.00%, 6/1/2053	49,064	48,174
Pool # BY4776, 5.00%, 7/1/2053	42,380	41,596
Pool # BY7130, 6.00%, 9/1/2053	19,198	19,530
Pool # BY9849, 6.00%, 10/1/2053	11,177	11,370
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	9,893	9,350

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,584	3,567
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,518
Pool # AN0707, 3.13%, 2/1/2026	7,643	7,504
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,626
Pool # AN1503, 2.62%, 5/1/2026	4,896	4,760
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,783
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,533
Pool # AN2689, 2.20%, 10/1/2026	5,569	5,341
Pool # AN4000, 3.00%, 12/1/2026	2,079	2,019
Pool # AL6937, 3.80%, 12/1/2026 (l)	2,007	1,986
Pool # AN4917, 3.13%, 3/1/2027	12,482	12,088
Pool # BL3525, 2.60%, 9/1/2027	10,430	9,922
Pool # BL0497, 3.84%, 10/1/2027	4,432	4,349
Pool # AN1449, 2.97%, 4/1/2028	5,873	5,607
Pool # AN2005, 2.73%, 7/1/2028	9,471	8,893
Pool # 387807, 3.55%, 8/1/2028	10,904	10,541
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,671
Pool # AN4004, 3.27%, 12/1/2028	8,135	7,777
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,116
Pool # BL0907, 3.88%, 12/1/2028	282	273
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,451
Pool # AN4349, 3.35%, 1/1/2029	8,110	7,789
Pool # AN4344, 3.37%, 1/1/2029	15,239	14,622
Pool # AN1872, 2.90%, 5/1/2029	3,321	3,113
Pool # AN5677, 3.25%, 6/1/2029	8,660	8,241
Pool # BL3509, 2.66%, 8/1/2029	21,692	20,055
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,307
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,563
Pool # BS5424, 3.42%, 5/1/2030	12,649	12,016
Pool # 387883, 3.78%, 8/1/2030	15,834	15,229
Pool # BS5172, 2.59%, 9/1/2030	9,586	8,752
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,371
Pool # BS5171, 2.51%, 10/1/2030	24,458	21,956
Pool # AN2308, 2.87%, 8/1/2031	7,485	6,866
Pool # AN2625, 2.50%, 10/1/2031	10,861	9,656
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,098
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,896
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,239
Pool # BM6857, 1.83%, 12/1/2031 (l)	34,823	29,262
Pool # BS4644, 1.99%, 1/1/2032	11,500	9,874
Pool # BS4654, 2.39%, 3/1/2032	7,465	6,488
Pool # BL6367, 1.82%, 4/1/2032	33,903	28,501
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,370
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,509
Pool # BS5452, 3.09%, 5/1/2032	23,025	20,658
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,165
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,102

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO7654, 3.50%, 5/1/2032	785	755
Pool # AO5230, 3.50%, 6/1/2032	459	444
Pool # AO7057, 3.50%, 6/1/2032	375	360
Pool # AO7746, 3.50%, 6/1/2032	87	83
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,344
Pool # AO8038, 3.50%, 7/1/2032	786	754
Pool # AP0645, 3.50%, 7/1/2032	1,066	1,032
Pool # AP0682, 3.50%, 7/1/2032	979	945
Pool # AP1314, 3.50%, 8/1/2032	1,160	1,119
Pool # BM6466, 1.33%, 10/1/2032 (l)	63,970	50,873
Pool # AQ1534, 3.50%, 10/1/2032	330	319
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,937
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,330
Pool # BM6491, 1.46%, 11/1/2032 (l)	66,309	53,340
Pool # BM6492, 1.51%, 11/1/2032 (l)	29,403	23,729
Pool # AQ1607, 3.50%, 11/1/2032	253	245
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,892
Pool # 650236, 5.00%, 12/1/2032	8	7
Pool # BM6552, 1.56%, 1/1/2033 (l)	64,063	51,839
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,882
Pool # BS7484, 4.56%, 1/1/2033	48,195	47,705
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,623
Pool # BS7675, 4.42%, 2/1/2033	12,732	12,584
Pool # AR7961, 3.50%, 3/1/2033	296	285
Pool # BS1636, 2.25%, 4/1/2033	42,227	35,681
Pool # BS7740, 4.11%, 4/1/2033	31,064	29,980
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,687
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,919
Pool # BS9007, 4.32%, 7/1/2033	17,011	16,709
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,469
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,752
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,511
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,371
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,652
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,874
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,851
Pool # BS4824, 2.50%, 2/1/2034	24,628	20,767
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,520
Pool # BZ0420, 4.60%, 2/1/2034	50,000	49,912
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,416
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,663
Pool # BS5271, 2.98%, 4/1/2034	1,433	1,277
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,045
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	11,996	9,570
Pool # AO6757, 4.00%, 6/1/2042	1,276	1,236
Pool # MA1125, 4.00%, 7/1/2042	830	795
Pool # MA1213, 3.50%, 10/1/2042	3,878	3,599

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1283, 3.50%, 12/1/2042	603	559
Pool # MA1328, 3.50%, 1/1/2043	2,057	1,909
Pool # MA1404, 3.50%, 4/1/2043	1,096	1,017
Pool # MA1462, 3.50%, 6/1/2043	561	520
Pool # MA1463, 3.50%, 6/1/2043	1,572	1,459
Pool # MA1510, 4.00%, 7/1/2043	1,218	1,167
Pool # MA1546, 3.50%, 8/1/2043	2,499	2,319
Pool # AU8840, 4.50%, 11/1/2043	762	747
Pool # AV2613, 4.50%, 11/1/2043	1,579	1,548
Pool # MA1711, 4.50%, 12/1/2043	1,180	1,157
Pool # AL6167, 3.50%, 1/1/2044	8,653	8,029
Pool # MA2346, 3.50%, 6/1/2045	237	220
Pool # MA2462, 4.00%, 11/1/2045	2,036	1,950
Pool # MA2482, 4.00%, 12/1/2045	2,107	2,019
Pool # MA2519, 4.00%, 1/1/2046	2,120	2,030
Pool # BC0784, 3.50%, 4/1/2046	151	140
Pool # MA2593, 4.00%, 4/1/2046	5,050	4,837
Pool # MA2631, 4.00%, 5/1/2046	5,481	5,230
Pool # MA2658, 3.50%, 6/1/2046	1,836	1,701
Pool # MA2690, 3.50%, 7/1/2046	3,974	3,682
Pool # BF0533, 2.50%, 11/1/2050	17,497	14,806
Pool # BF0090, 3.50%, 5/1/2056	18,764	17,003
Pool # BF0131, 3.50%, 8/1/2056	25,517	23,077
Pool # BM6734, 4.00%, 8/1/2059	10,668	10,034
Pool # BF0440, 3.00%, 1/1/2060	29,326	25,375
Pool # BM7075, 3.00%, 3/1/2061	11,090	9,561
Pool # BF0584, 4.50%, 12/1/2061	7,215	6,965
Pool # BF0617, 2.50%, 3/1/2062	35,001	28,655
Pool # BF0674, 2.50%, 4/1/2062	32,027	26,220
Pool # BF0759, 2.50%, 5/1/2062	48,244	39,497
Pool # BF0673, 2.50%, 6/1/2062	17,741	14,525
Pool # BF0654, 3.00%, 6/1/2062	21,101	18,052
Pool # BF0655, 3.50%, 6/1/2062	16,501	14,694
Pool # BF0677, 4.00%, 9/1/2062	45,214	41,975
Pool # BF0694, 2.50%, 12/1/2062	26,912	22,478
Pool # BF0700, 2.50%, 12/1/2062	22,506	18,425
Pool # BF0732, 2.50%, 6/1/2063	14,917	12,342
Pool # BF0733, 3.00%, 6/1/2063	55,347	47,348
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 12/25/2054 (k)	385,790	370,425
TBA, 2.50%, 1/25/2055 (k)	535,720	448,671
TBA, 3.00%, 1/25/2055 (k)	53,290	46,478
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	9	9
Pool # 781118, 6.50%, 10/15/2029	9	10
Pool # 783867, 6.00%, 8/15/2036	1,314	1,374

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS4934, 4.50%, 5/15/2046	558	547
Pool # AT7538, 4.00%, 7/15/2046	3,353	3,197
Pool # AT7652, 4.00%, 8/15/2046	2,035	1,940
Pool # BM1819, 5.00%, 4/15/2049	2,328	2,365
GNMA II
Pool # CK2783, ARM, 5.60%, 2/20/2072 (l)	35,229	36,593
Pool # CL4592, ARM, 5.45%, 3/20/2072 (l)	19,021	19,646
Pool # CK2802, ARM, 5.56%, 3/20/2072 (l)	18,233	18,930
Pool # CK2795, ARM, 5.58%, 3/20/2072 (l)	43,224	44,898
Pool # CM9946, ARM, 5.60%, 3/20/2072 (l)	11,765	12,221
Pool # CM9934, ARM, 5.62%, 3/20/2072 (l)	12,979	13,485
Pool # CK2792, ARM, 5.64%, 3/20/2072 (l)	27,404	28,560
Pool # CL8122, ARM, 5.64%, 3/20/2072 (l)	32,290	33,669
Pool # CK2804, ARM, 5.56%, 4/20/2072 (l)	32,857	34,116
Pool # BL8377, ARM, 5.63%, 4/20/2072 (l)	19,392	20,241
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	2	2
Pool # 2457, 7.50%, 7/20/2027	6	6
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	117	122
Pool # 5020, 7.50%, 5/20/2032	46	48
Pool # 738210, 7.00%, 6/20/2032	110	112
Pool # 738062, 6.00%, 11/20/2032	137	141
Pool # 738059, 6.00%, 10/20/2033	93	95
Pool # 738049, 6.00%, 3/20/2035	97	100
Pool # 737987, 6.00%, 4/20/2036	14	14
Pool # 737975, 6.00%, 9/20/2036	8	9
Pool # 5034, 7.00%, 8/20/2038	24	25
Pool # 4245, 6.00%, 9/20/2038	39	41
Pool # 4930, 7.00%, 10/20/2038	123	126
Pool # 4964, 7.00%, 12/20/2038	17	18
Pool # 4872, 7.00%, 1/20/2039	132	135
Pool # 5072, 6.50%, 10/20/2039	42	44
Pool # 5218, 6.50%, 10/20/2039	87	90
Pool # AS8103, 3.50%, 6/20/2046	1,175	1,084
Pool # AS8104, 3.75%, 6/20/2046	1,051	982
Pool # AS8105, 4.00%, 6/20/2046	900	851
Pool # AS8106, 3.50%, 7/20/2046	1,544	1,423
Pool # AS8107, 3.75%, 7/20/2046	2,125	1,988
Pool # AY0571, 4.50%, 11/20/2047	3,248	3,143
Pool # BB8791, 4.00%, 12/20/2047	3,088	2,906

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD6195, 4.00%, 1/20/2048	3,112	2,929
Pool # BE9507, 4.50%, 3/20/2048	1,636	1,598
Pool # BG2382, 4.50%, 3/20/2048	1,227	1,191
Pool # BA7568, 4.50%, 4/20/2048	4,018	3,906
Pool # BD0512, 5.00%, 4/20/2048	1,815	1,789
Pool # BD0532, 5.00%, 6/20/2048	2,695	2,657
Pool # BG3833, 4.50%, 7/20/2048	6,505	6,324
Pool # BD0549, 5.00%, 8/20/2048	2,337	2,281
Pool # BH9109, 4.50%, 10/20/2048	3,819	3,696
Pool # BJ7085, 5.00%, 12/20/2048	2,290	2,310
Pool # BK7188, 4.50%, 2/20/2049	2,265	2,212
Pool # BK7189, 5.00%, 2/20/2049	2,620	2,624
Pool # BN2622, 4.00%, 6/20/2049	6,398	6,122
Pool # BM9677, 4.50%, 6/20/2049	4,758	4,677
Pool # BM9683, 5.00%, 6/20/2049	4,088	4,108
Pool # BJ1310, 4.50%, 7/20/2049	4,298	4,275
Pool # BO2717, 4.50%, 7/20/2049	5,210	5,236
Pool # BO3146, 4.50%, 7/20/2049	2,705	2,653
Pool # BO3147, 4.50%, 7/20/2049	2,723	2,642
Pool # BO3157, 4.50%, 7/20/2049	2,612	2,567
Pool # BO3158, 4.50%, 7/20/2049	1,682	1,650
Pool # BO3159, 4.50%, 7/20/2049	652	630
Pool # BM9690, 5.00%, 7/20/2049	867	872
Pool # BM9701, 4.50%, 8/20/2049	8,941	8,630
Pool # MA7534, 2.50%, 8/20/2051	29,676	25,372
Pool # CH2866, 3.50%, 10/20/2051	14,262	13,271
Pool # CH2907, 3.50%, 10/20/2051	9,088	8,457
Pool # CH2908, 3.50%, 10/20/2051	3,494	3,222
Pool # CH2964, 3.50%, 10/20/2051	8,219	7,688
Pool # CJ3728, 3.50%, 11/20/2051	988	911
Pool # 786362, 3.00%, 2/20/2052	10,380	9,009
Pool # CL5064, 3.50%, 3/20/2052	13,449	12,300
Pool # CM2176, 3.50%, 3/20/2052	5,086	4,744
Pool # CL5137, 4.00%, 4/20/2052	8,731	8,256
Pool # MA8200, 4.00%, 8/20/2052	24,721	23,254
Pool # 786842, 4.00%, 4/20/2053	43,258	40,168
Pool # CS4391, 5.50%, 7/20/2053	19,018	19,079
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2054 (k)	260,500	256,715
TBA, 5.50%, 12/15/2054 (k)	154,000	154,134
Total Mortgage-Backed Securities (Cost $6,021,696)		5,909,382
Asset-Backed Securities — 14.4%
ACC, 0.00%, 6/15/2026 ‡	24,815	620
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,071	3,623
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	4,694	2,752
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	759	738

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	3,039	2,644
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	13,773	13,544
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.12%, 12/18/2037 (a) (l)	1,570	1,527
Series 2021-FL4, Class C, 6.47%, 12/18/2037 (a) (l)	8,737	8,477
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	2,832	2,813
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,602	1,558
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,319	2,232
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	656	631
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,331	5,901
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	808	747
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,740	1,667
Series 2016-2, Class AA, 3.20%, 6/15/2028	633	601
Series 2016-3, Class AA, 3.00%, 10/15/2028	819	774
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,211
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,709
American Homes 4 Rent Trust
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,248
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,238
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	18,113
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	12,133
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	5,262
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	15,413
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	18,870
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	11,589
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	21,604
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	18,838
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,311
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	11,919
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,512
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	32,134
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	18,425
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	7,444
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,532
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,004
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	24,950
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	19,870
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a)	20,175	18,892
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	5,632
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	10,694	10,338
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,899	2,833
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,856	3,636

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	4,523	4,389
AREIT Trust
Series 2021-CRE5, Class C, 6.97%, 11/17/2038 (a) (l)	4,854	4,835
Series 2021-CRE5, Class D, 7.37%, 11/17/2038 (a) (l)	8,737	8,615
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	16,947	16,928
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	7,808	7,811
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	9,036	9,059
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,149
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.63%, 6/25/2043 (l)	92	91
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	24,377	24,633
7.12%, 7/16/2054 ‡	30,845	31,002
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,480
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,181
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,143
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	806	758
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	446	430
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,339	1,252
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	436	403
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	10,723	10,475
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	14,599	14,476
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	684	676
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	21,468	21,482
Caerus Uinta Abs LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	19,960	20,397
Camden, 8.50%, 9/15/2031 ‡	19,747	19,154
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	7,742
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,520	5,114
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,531	4,089
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,255
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,508
Carvana Auto Receivables Trust
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	781	781
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,972
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,160
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	18,787
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (l)	16,503	14,986
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,075
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,206
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	14,117	11,248
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	11	10

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.73%, 2/16/2026 ‡ (a) (i)	4,404	4,349
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (i)	4,536	4,493
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,527
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.77%, 6/25/2040 (a) (l)	1,235	80
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,205	1,195
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (l)	8,101	7,925
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	10,003
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,739
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,176
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,496
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,836
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,733
7.68%, 4/17/2034 ‡	38,893	38,959
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,345
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	30,000	30,183
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,703
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.45%, 3/25/2034 (l)	22	22
Series 2004-1, Class M2, 5.53%, 3/25/2034 (l)	7	7
Series 2004-1, Class 3A, 5.26%, 4/25/2034 (l)	288	267
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.60%, 10/25/2034 (l)	105	105
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	17,923
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,513	2,441
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,997	3,713
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	2,404	2,334
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	5,458	5,458
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	14,948	14,781
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,505	20,548
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,657
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	5,444	5,562
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	6,792	6,951
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,306
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	3,540	3,521
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,429
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	4,153	3,605
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	759	739
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,293	1,196
Energy Assets, 8.11%, 8/25/2044 ‡	9,393	9,476
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,243
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,327

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	34,315
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,834
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,244
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,650
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,451
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,414
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,000	6,636
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,628
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	20,641
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	18,429
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	28,343
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	5,725
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,154
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	18,819
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	15,840
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	13,703
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	9,794
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	8,740
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	23,453
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	9,467
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	15,810
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	32,750	31,144
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	13,000	12,288
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	23,000	21,353
Flagship Credit Auto Trust
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	3,518	3,516
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	6,049
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,068
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (l)	14,562	13,973
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (l)	7,766	7,106
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (l)	21,942	20,053
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (l)	40,000	39,822
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,628
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	21,919
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,538
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,654
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,689
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,497
Foursight Capital Automobile Receivables Trust Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	842
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	3,998
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	5,250	4,305
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	30,270	30,505
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (l)	87	87
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	20,281

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,391
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,674
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,730
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,245
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,507
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,957
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (l)	3,552	3,230
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	20,663	20,348
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	23,435	23,592
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	629	575
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	473	439
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	4,073	3,693
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	8,811
Grene Energy Senio
11.00%, 1/25/2026 ‡	1,266	1,076
11.00%, 1/25/2026 ‡	3,071	2,610
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,486
Harvest SBA Loan Trust Series 2021-1, Class A, 6.70%, 4/25/2048 (a) (l)	197	197
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,777	1,556
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,463	1,314
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	26	26
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	1,868	1,699
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,002	947
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	450	404
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,603	1,472
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,685	1,524
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,572
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.55%, 4/20/2037 (a) (l)	10,651	10,677
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	2,421	2,356
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	3,008	3,032
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	2,124	2,133
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	7,918	7,699
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,261	1,223
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	4,390	4,298
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,204	6,710
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,414
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,009	11,532
HPA Frn, 3.95%, 4/15/2026 ‡	9,978	9,789
Jonah, 7.80%, 11/10/2037 ‡ (a)	18,118	17,928
Jonah Energy Abs LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	12,815	12,860

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡	39,000	38,903
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (l)	1,634	28
Series 2012-2, Class A, IO, 0.83%, 8/25/2038 (a) (l)	1,523	27
Series 2013-2, Class A, IO, 1.73%, 3/25/2039 (a) (l)	1,425	44
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	6,542	6,606
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	145	144
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	3,952	3,782
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	3,043
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	5,293	5,183
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	2,358
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (l)	1,549	1,520
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (l)	239	234
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	16,446
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	12,503
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	27,785	27,638
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	11,609
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.17%, 6/15/2039 (a) (l)	13,821	13,302
Series 2021-FL1, Class E, 7.67%, 6/15/2039 (a) (l)	12,134	11,526
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,842
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	5,138	5,055
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	12,797	12,581
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,729
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	7,054
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,747
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,573
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,536
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,370	15,396
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,260
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	24	24
Series 2005-1, Class M1, 6.11%, 1/15/2040	561	560
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	555	554
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	673	673
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	277	280
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,779	6,901
12.44%, 12/15/2038 ‡	20,900	21,422
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.95%, 3/25/2033 (l)	59	57

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	4,731	4,636
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	6,168	6,234
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	5,704	5,846
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	8,831	8,899
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	2,124	2,096
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	897	883
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.88%, 11/25/2033 (i)	176	171
Series 2005-1, Class M1, 5.38%, 3/25/2035 (l)	24	25
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	9,042
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	4,069	3,992
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,559	6,269
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	3,898	3,838
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,864
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,026
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,542
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	3,163	3,175
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,274	7,357
Series 2024-1A, Class A, 6.33%, 4/8/2031 (a)	3,960	3,969
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	4,048	3,920
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	6,078	5,929
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	6,980	6,967
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,382
P Opportunitie frn, 21.76%, 8/20/2025 ‡ (a)	8,194	2,458
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,895
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	11,447	10,804
Series 2022-1, Class E2, 4.25%, 8/25/2025 (a)	10,000	9,735
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	19,114	18,333
Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	23,755
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	31,800	31,164
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (i)	6,897	6,866
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,217
PRET LLC Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (i)	5,299	5,275
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	8,971
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	11,649	11,208
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,328
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	14,125
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	22,567
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,133
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,779

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	11,495
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,149
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	11,550
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	7,557	7,625
Rcfii Baml Frn, 12.35%, 1/25/2025 ‡ (a)	81	81
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	1,000	1,000
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	2,041
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	804	725
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	347	342
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	8,727	7,652
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	10,165	10,120
Retium-rcaf, 12.35%, 3/25/2025 ‡ (a)	2,621	2,611
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	20,925	20,640
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	34,217	33,765
River Rock SFR Frn, 9.25%, 5/15/2025 ‡ (a)	5,338	5,231
RT Fin LLC, 11.71%, 10/15/2043 ‡	12,767	12,900
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,512
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,843
Series 2022-5, Class D, 5.67%, 12/16/2030	45,600	46,177
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,657
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,170
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	20,282
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,550
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,838
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	39,741
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	10,026
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,702
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,786
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,134
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (i)	128	106
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	1,577	1,520
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	784	748
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	4,697	4,585
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	3,684	3,858
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	2,653	2,746
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	3,164	3,241
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,121	2,162
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	2,750	2,847
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	4,607	4,583
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	1,521	1,532
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.78%, 6/25/2037 (l)	679	453
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	2,703	2,711

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,341
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,604
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	342	339
Series 2016-2, Class B, 3.65%, 10/7/2025	778	763
Series 2014-1, Class A, 4.00%, 4/11/2026	1,751	1,727
Series 2014-2, Class A, 3.75%, 9/3/2026	790	774
Series 2016-1, Class AA, 3.10%, 7/7/2028	833	788
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,128	1,056
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,523	8,045
Series 2018-1, Class A, 3.70%, 3/1/2030	883	800
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,110	1,073
Series 2019-1, Class A, 4.55%, 8/25/2031	1,324	1,205
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,414	1,253
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,832	6,994
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	16,516	16,719
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	552
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	13,362	13,554
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,742
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	52,608
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (i)	6,662	6,643
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (i)	4,961	4,958
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (i)	2,669	2,664
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (i)	8,575	8,566
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (i)	6,164	6,163
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,166	1,117
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,732	2,759
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	6,688	6,726
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,482
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,572
Total Asset-Backed Securities (Cost $3,314,359)		3,237,584
Commercial Mortgage-Backed Securities — 10.4%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (l)	23,414	18,385
Acrc 3.75%, 11/15/2026 ‡ (a)	34,667	32,673
Areit Frn 9.17%, 10/17/2025 ‡ (a) (l)	30,000	29,400
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,762
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,914
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 1A5, 9.05%, 5/25/2052 (a) (l)	510	504
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (l)	4,854	4,100
BX
Series 2021-MFM1, Class E, 6.97%, 1/15/2034 (a) (l)	2,208	2,181
Series 2021-MFM1, Class F, 7.72%, 1/15/2034 (a) (l)	1,359	1,340
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,678	10,436

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class CK45, 1.22%, 2/28/2025 (a) (l)	12,746	12,505
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	7,906
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	20,041
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	6,149
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,509
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	12,458
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	8,884
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	10,430
Series 2021-FRR1, Class BK58, 2.42%, 9/29/2029 (a) (l)	10,863	9,973
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (l)	960	916
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (l)	23,201	22,036
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (l)	8,494	8,397
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,723
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,597
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (l)	8,833	1
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,822
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	10,909
FHLMC Series 2023-MN7, Class M2, 10.43%, 9/25/2043 (a) (l)	11,110	12,184
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 8.48%, 1/25/2051 (a) (l)	29,641	30,269
Series 2021-MN3, Class M1, 7.03%, 11/25/2051 (a) (l)	3,474	3,465
Series 2021-MN3, Class M2, 8.73%, 11/25/2051 (a) (l)	3,508	3,578
Series 2022-MN4, Class M2, 11.23%, 5/25/2052 (a) (l)	6,067	6,788
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ17, Class A2, 2.98%, 11/25/2025	3,371	3,348
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,527
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,261
Series KJ26, Class A2, 2.61%, 7/25/2027	13,822	13,439
Series K070, Class A2, 3.30%, 11/25/2027 (l)	5,868	5,686
Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,620	9,256
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (l)	170,657	6,175
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	44,870
Series K152, Class A2, 3.08%, 1/25/2031	8,584	7,960
Series K128, Class X3, IO, 2.88%, 4/25/2031 (l)	12,474	1,727
Series K142, Class AM, 2.40%, 3/25/2032	21,356	18,504
Series K145, Class A2, 2.58%, 5/25/2032	18,119	15,891
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,762
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,273
Series K-152, Class A2, 3.78%, 11/25/2032 (l)	34,000	32,232
Series K-160, Class A2, 4.50%, 8/25/2033 (l)	34,000	33,774
Series KX04, Class XFX, IO, 1.77%, 1/25/2034 (l)	162,823	7,635
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	27,444
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (l)	4,320	1,030
Series Q014, Class X, IO, 2.78%, 10/25/2055 (l)	20,983	3,201
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,263
FNMA ACES
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,289	1,285

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	5,331	5,313
Series 2015-M5, Class A1, 2.99%, 3/25/2025 (l)	10,434	10,373
Series 2015-M13, Class A2, 2.79%, 6/25/2025 (l)	1,155	1,141
Series 2016-M6, Class A2, 2.49%, 5/25/2026	6,645	6,443
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,298	5,141
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (l)	7,230	6,952
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (l)	11,848	11,388
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	5,352	5,195
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	7,558	7,309
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (l)	25,787	24,703
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (l)	26,375	25,298
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (l)	7,827	7,491
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (l)	19,885	19,222
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (l)	33,154	32,178
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (l)	46,560	45,082
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,068	4,631
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (l)	34,631	1,782
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (l)	16,697	15,772
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,547	14,689
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (l)	26,215	24,510
Series 2018-M3, Class A2, 3.16%, 2/25/2030 (l)	5,645	5,302
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,030	4,656
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (l)	77,581	3,820
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (l)	13,688	12,943
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (l)	32,285	31,872
Series 2023-M1S, Class A2, 4.65%, 4/25/2033 (l)	6,868	6,808
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	52,123
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	16,524
FREMF Mortgage Trust
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (l)	8,477	8,387
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (l)	19,415	18,818
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (l)	12,894	12,232
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (l)	16,536	16,258
Series 2018-KBX1, Class C, 3.73%, 1/25/2026 (a) (l)	7,281	6,821
Series 2018-KHG1, Class C, 3.97%, 12/25/2027 (a) (l)	32,247	29,566
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,357
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	115,133	272
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	47
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	573,255	1,688
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	55,000	39,820
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	472
Series 2018-K84, Class D, PO, , 11/25/2028 (a)	63,509	44,537
Series 2019-KBF3, Class C, 9.71%, 1/25/2029 (a) (l)	15,038	14,430
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,779
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (l)	3,500	3,151
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	824,757	2,667
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	649
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (a) (l)	27,300	21,749

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (l)	41,999	32,634
Series 2023-K752, Class D, PO, , 8/25/2030 (a)	26,400	16,089
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	396
Series 2018-KW07, Class C, PO, , 10/25/2031 (a)	12,620	8,768
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	143,218	302
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	52
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	24,000	15,664
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	273,127	952
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	118
Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (l)	8,902	8,038
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	434,606	2,241
Series 2018-K155, Class C, PO, , 5/25/2033 (a)	36,871	18,084
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	305
Series 2018-K157, Class C, PO, , 9/25/2033 (a)	50,000	23,863
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	23,636
Series 2015-K45, Class B, 3.75%, 4/25/2048 (a) (l)	8,659	8,617
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (l)	3,441	3,413
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (l)	15,614	15,455
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (l)	2,670	2,637
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (l)	9,707	9,558
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (l)	3,445	3,380
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	53,000	41,545
Series 2017-K69, Class D, PO, , 10/25/2049 (a)	46,000	35,429
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	145,000	348
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (l)	9,147	8,819
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (l)	4,576	4,445
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (l)	5,189	4,992
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (l)	11,547	11,201
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (l)	4,854	4,680
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (l)	9,707	9,410
Series 2018-K81, Class D, PO, , 9/25/2051 (a)	56,700	40,051
Series 2018-K83, Class D, PO, , 11/25/2051 (a)	33,400	23,460
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	76,852	52,985
Series 2020-K116, Class D, PO, , 9/25/2052 (a)	87,436	51,068
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	917,276	3,610
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	948
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (l)	10,678	9,974
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	63,425	38,406
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	676,171	2,539
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	636
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	58,000	35,415
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	40,021	30,714
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	407,341	838
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	234
Series 2020-K122, Class D, PO, , 1/25/2054 (a)	82,131	47,316
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	905
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	436,873	1,826
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	14,192

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.51%, 2/27/2048 (a) (l)	7,766	7,676
Series 2018-C1, Class AK43, 2.61%, 2/27/2048 (a) (l)	4,854	4,803
GAM Re-REMIC Trust Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	5,860
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	28,792
HCFT 7.25%, 2/13/2025 ‡	26,750	26,081
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	15,450
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 (a) (l)	2,054	2
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.32%, 4/15/2038 (a) (l)	18,949	18,937
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	24,055
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.10%, 10/25/2049 (a) (l)	26,451	26,728
Series 2020-01, Class M10, 8.60%, 3/25/2050 (a) (l)	48,673	49,455
Series 2023-01, Class M10, 11.23%, 11/25/2053 (a) (l)	53,430	59,985
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.64%, 12/18/2051 (a) (l)	8,882	7,229
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	18,500	18,130
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 (a)	7,552	6,856
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	15,596
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (l)	58,684	2,754
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	35,272	29,798
Series RR Trust
Series 2015-1, Class A, PO, , 4/26/2048 (a)	3,000	2,924
Series 2015-1, Class B, PO, , 4/26/2048 (a)	18,444	17,930
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	69
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,300
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (l)	6,446	5,495
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	13,819
Total Commercial Mortgage-Backed Securities (Cost $2,410,882)		2,343,051
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	61,120
1.13%, 8/15/2040	109,111	68,693
4.75%, 2/15/2041	47,175	49,337
2.25%, 5/15/2041	46,603	34,819
4.38%, 5/15/2041	47,554	47,616
2.00%, 11/15/2041	45,879	32,476
3.13%, 11/15/2041	40,953	34,695
2.75%, 11/15/2042	45,060	35,444
4.00%, 11/15/2042	115,131	108,871
3.63%, 8/15/2043	11,821	10,528
3.75%, 11/15/2043	63,896	57,819
4.75%, 11/15/2043	40,219	41,719
3.38%, 5/15/2044	47,111	40,166
2.50%, 2/15/2045	66,979	49,033
3.00%, 2/15/2047	141,111	110,667
3.00%, 8/15/2048	52,999	41,182

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.38%, 11/15/2048	101,186	84,012
1.88%, 2/15/2051	30,232	18,138
2.38%, 5/15/2051	152,748	103,182
2.25%, 2/15/2052	28,956	18,918
U.S. Treasury Notes
2.00%, 8/15/2025 (m)	11,603	11,409
1.13%, 10/31/2026 (m)	165,947	156,631
0.50%, 8/31/2027	183,364	166,252
1.25%, 9/30/2028	187,558	168,634
2.38%, 3/31/2029	86,583	80,657
4.50%, 5/31/2029	105,197	106,919
3.75%, 6/30/2030	43,547	42,763
4.50%, 11/15/2033	105,124	107,534
U.S. Treasury STRIPS Bonds
5.04%, 11/15/2033 (n)	30,160	20,515
4.97%, 5/15/2040 (n)	63,558	31,244
3.17%, 8/15/2040 (n)	37,081	17,985
3.09%, 8/15/2041 (n)	129,383	59,531
4.00%, 2/15/2042 (n)	10,407	4,661
3.71%, 5/15/2042 (n)	18,492	8,175
3.85%, 11/15/2042 (n)	7,625	3,285
2.42%, 11/15/2043 (n)	24,977	10,290
Total U.S. Treasury Obligations (Cost $2,311,905)		2,044,920
Collateralized Mortgage Obligations — 3.8%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,350	9,385
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	2	2
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	194	199
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	122	100
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	459	353
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	284	168
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	114	58
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (l)	12,500	12,744
10.14%, 3/25/2031 ‡ (l)	7,500	7,584
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	575	567
Series 2005-7, Class 30, PO, 11/25/2035	19	19
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 6.62%, 7/25/2034 (l)	38	36
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.34%, 10/25/2033 (l)	9	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 8.59%, 3/25/2031 (l)	—	—
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (l)	8,691	8,691
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.63%, 6/25/2035 (l)	238	237

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	55	54
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	62	62
Series 2005-22, Class 2A1, 5.19%, 11/25/2035 (l)	148	122
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (l)	25	24
Series 2004-HYB4, Class AA, 5.03%, 12/25/2034 (l)	17	16
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	55
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	46
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (l)	4,827	4,812
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	194	208
5.77%, 1/10/2033 (a)	253	255
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056	12,000	9,584
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,200	7,365
Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,479	8,577
Series 2019-3, Class MT, 3.50%, 10/25/2058	35,108	31,231
Series 2019-3, Class M55D, 4.00%, 10/25/2058	10,256	9,605
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,683	30,909
Series 2020-1, Class MB, 2.50%, 8/25/2059	32,000	22,635
Series 2021-1, Class BXS, 14.47%, 9/25/2060 (a) (l)	10,142	7,529
Series 2021-2, Class BXS, 16.00%, 11/25/2060 (a) (l)	4,802	3,536
Series 2022-1, Class MTU, 3.25%, 11/25/2061	27,142	23,534
Series 2023-1, Class MT, 3.00%, 10/25/2062	23,057	19,330
Series 2024-2, Class MT, 3.50%, 5/25/2064	38,912	34,270
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	1	1
Series 3005, Class ED, 5.00%, 7/15/2025	6	6
Series 4030, Class IL, IO, 3.50%, 4/15/2027	82	1
Series 4060, Class TB, 2.50%, 6/15/2027	2,576	2,516
Series 2022, Class PE, 6.50%, 1/15/2028	3	3
Series 2036, Class PG, 6.50%, 1/15/2028	20	20
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5	—
Series 2091, Class PG, 6.00%, 11/15/2028	64	65
Series 2116, Class ZA, 6.00%, 1/15/2029	16	16
Series 2148, Class ZA, 6.00%, 4/15/2029	5	5
Series 2995, Class FT, 5.17%, 5/15/2029 (l)	26	26
Series 2530, Class SK, IF, IO, 3.18%, 6/15/2029 (l)	84	4
Series 2201, Class C, 8.00%, 11/15/2029	9	9
Series 3648, Class CY, 4.50%, 3/15/2030	135	135
Series 3737, Class DG, 5.00%, 10/15/2030	8	8
Series 2293, Class ZA, 6.00%, 3/15/2031	21	22
Series 2310, Class Z, 6.00%, 4/15/2031	4	4

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	22	20
Series 2330, Class PE, 6.50%, 6/15/2031	50	52
Series 2410, Class QB, 6.25%, 2/15/2032	120	122
Series 2534, Class SI, IF, 8.27%, 2/15/2032 (l)	15	16
Series 2427, Class GE, 6.00%, 3/15/2032	251	258
Series 2430, Class WF, 6.50%, 3/15/2032	163	169
Series 2594, Class IV, IO, 7.00%, 3/15/2032	27	3
Series 2643, Class SA, IF, 13.52%, 3/15/2032 (l)	4	4
Series 2466, Class DH, 6.50%, 6/15/2032	18	19
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,928	155
Series 2543, Class YX, 6.00%, 12/15/2032	96	100
Series 2557, Class HL, 5.30%, 1/15/2033	58	58
Series 2586, IO, 6.50%, 3/15/2033	108	9
Series 2610, Class UI, IO, 6.50%, 5/15/2033	83	13
Series 2764, Class S, IF, 1.45%, 7/15/2033 (l)	12	13
Series 2656, Class AC, 6.00%, 8/15/2033	38	38
Series 2733, Class SB, IF, 3.58%, 10/15/2033 (l)	115	111
Series 3005, Class PV, IF, 5.00%, 10/15/2033 (l)	1	—
Series 2699, Class W, 5.50%, 11/15/2033	87	89
Series 3611, PO, 7/15/2034	25	22
Series 2845, Class QH, 5.00%, 8/15/2034	67	68
Series 2912, Class EH, 5.50%, 1/15/2035	365	377
Series 3059, Class B, 5.00%, 2/15/2035	1	—
Series 2980, Class QB, 6.50%, 5/15/2035	13	14
Series 3031, Class BN, IF, 2.31%, 8/15/2035 (l)	173	178
Series 3117, Class EO, PO, 2/15/2036	47	41
Series 3134, PO, 3/15/2036	15	12
Series 3152, Class MO, PO, 3/15/2036	94	81
Series 3184, Class YO, PO, 3/15/2036	208	175
Series 3138, PO, 4/15/2036	17	15
Series 3187, Class Z, 5.00%, 7/15/2036	454	461
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	9	10
Series 3201, Class IN, IF, IO, 1.33%, 8/15/2036 (l)	84	6
Series 3202, Class HI, IF, IO, 1.73%, 8/15/2036 (l)	327	30
Series 3855, Class AM, 6.50%, 11/15/2036	56	57
Series 3274, Class B, 6.00%, 2/15/2037	49	52
Series 3292, Class DO, PO, 3/15/2037	27	24
Series 3305, Class IW, IF, IO, 1.53%, 4/15/2037 (l)	113	5
Series 3306, Class TC, IF, 7.13%, 4/15/2037 (l)	8	8
Series 3306, Class TB, IF, 7.67%, 4/15/2037 (l)	9	9
Series 3331, PO, 6/15/2037	21	18
Series 3605, Class NC, 5.50%, 6/15/2037	262	273
Series 3383, Class OP, PO, 11/15/2037	35	30
Series 3409, Class DB, 6.00%, 1/15/2038	265	277
Series 3546, Class A, 6.96%, 2/15/2039 (l)	28	29
Series 3531, Class SM, IF, IO, 1.18%, 5/15/2039 (l)	10	1
Series 3572, Class JS, IF, IO, 1.88%, 9/15/2039 (l)	30	2

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3592, Class BZ, 5.00%, 10/15/2039	1,029	1,044
Series 3609, Class SA, IF, IO, 1.42%, 12/15/2039 (l)	198	12
Series 3610, Class CA, 4.50%, 12/15/2039	91	91
Series 3653, Class HJ, 5.00%, 4/15/2040	45	46
Series 3677, Class PB, 4.50%, 5/15/2040	618	614
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	83	83
Series 4796, Class CZ, 4.00%, 5/15/2048	10,544	9,916
Series 4830, Class WZ, 4.00%, 9/15/2048	10,336	9,713
Series 5354, PO, 10/25/2053	4,692	3,586
FHLMC, STRIPS
Series 186, PO, 8/1/2027	25	24
Series 262, Class 35, 3.50%, 7/15/2042	1,468	1,374
Series 279, Class 35, 3.50%, 9/15/2042	378	354
Series 323, Class 300, 3.00%, 1/15/2044	1,451	1,328
Series 334, Class 300, 3.00%, 8/15/2044	1,430	1,301
Series 406, PO, 10/25/2053	16,297	13,706
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.35%, 10/25/2037 (l)	171	152
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.74%, 9/25/2034 (l)	30	30
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.96%, 12/25/2034 (l)	43	42
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	6	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	68	69
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	73	74
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	152	157
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	19	19
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	41	42
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	81	82
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,671	91,557
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (l)	5,684	30
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	13,724	157
Series 2002-T4, Class A2, 7.00%, 12/25/2041	164	170
Series 2002-T4, Class A4, 9.50%, 12/25/2041	278	298
Series 2002-T19, Class A1, 6.50%, 7/25/2042	239	249
Series 2002-T16, Class A2, 7.00%, 7/25/2042	286	298
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	85	88
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	86	88
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	111	113
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (l)	1,983	17
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	4	4
Series 1997-11, Class E, 7.00%, 3/18/2027	2	2
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	227	5
Series 1997-42, Class EG, 8.00%, 7/18/2027	10	10
Series 1997-63, Class ZA, 6.50%, 9/18/2027	3	3
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	1,223	34
Series 1999-47, Class JZ, 8.00%, 9/18/2029	41	42

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2000-8, Class Z, 7.50%, 2/20/2030	33	34
Series 2001-36, Class ST, IF, IO, 3.65%, 11/25/2030 (l)	43	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	21	21
Series 2001-16, Class Z, 6.00%, 5/25/2031	26	27
Series 2001-72, Class SB, IF, IO, 2.65%, 12/25/2031 (l)	109	6
Series 2001-81, Class HE, 6.50%, 1/25/2032	194	201
Series 2002-19, Class SC, IF, 5.58%, 3/17/2032 (l)	5	5
Series 2002-56, Class PE, 6.00%, 9/25/2032	259	267
Series 2002-86, Class PG, 6.00%, 12/25/2032	173	178
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,979	168
Series 2003-25, Class KP, 5.00%, 4/25/2033	510	503
Series 2003-22, Class Z, 6.00%, 4/25/2033	133	137
Series 2003-47, Class PE, 5.75%, 6/25/2033	174	179
Series 2003-64, Class SX, IF, 1.33%, 7/25/2033 (l)	10	10
Series 2003-91, Class SD, IF, 4.42%, 9/25/2033 (l)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	4,508	4,683
Series 2004-72, Class F, 5.35%, 9/25/2034 (l)	26	26
Series 2005-19, Class PB, 5.50%, 3/25/2035	914	934
Series 2005-42, Class PS, IF, 4.88%, 5/25/2035 (l)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 1.85%, 6/25/2035 (l)	110	5
Series 2005-65, Class KO, PO, 8/25/2035	27	25
Series 2005-72, Class WS, IF, IO, 1.90%, 8/25/2035 (l)	50	4
Series 2005-90, Class ES, IF, 4.75%, 10/25/2035 (l)	16	16
Series 2005-84, Class XM, 5.75%, 10/25/2035	29	30
Series 2005-106, Class US, IF, 6.79%, 11/25/2035 (l)	11	12
Series 2006-9, Class KZ, 6.00%, 3/25/2036	106	110
Series 2006-22, Class AO, PO, 4/25/2036	53	46
Series 2006-27, Class OB, PO, 4/25/2036	448	368
Series 2006-27, Class OH, PO, 4/25/2036	13	11
Series 2006-20, Class IB, IF, IO, 1.74%, 4/25/2036 (l)	102	9
Series 2011-19, Class ZY, 6.50%, 7/25/2036	95	101
Series 2006-77, Class PC, 6.50%, 8/25/2036	56	58
Series 2006-110, PO, 11/25/2036	52	45
Series 2006-128, PO, 1/25/2037	54	45
Series 2007-10, Class Z, 6.00%, 2/25/2037	16	17
Series 2007-22, Class SC, IF, IO, 1.23%, 3/25/2037 (l)	20	—
Series 2007-54, Class IB, IF, IO, 1.56%, 6/25/2037 (l)	1,721	168
Series 2007-109, Class YI, IF, IO, 1.60%, 12/25/2037 (l)	917	87
Series 2008-91, Class SI, IF, IO, 1.15%, 3/25/2038 (l)	176	8
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	339	50
Series 2008-62, Class SM, IF, IO, 1.35%, 7/25/2038 (l)	311	18
Series 2009-29, Class LA, 1.12%, 5/25/2039 (l)	173	146
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	107	17
Series 2009-112, Class ST, IF, IO, 1.40%, 1/25/2040 (l)	179	17
Series 2009-112, Class SW, IF, IO, 1.40%, 1/25/2040 (l)	118	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	449	454
Series 2010-49, Class SC, IF, 2.96%, 3/25/2040 (l)	64	60

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-35, Class SB, IF, IO, 1.57%, 4/25/2040 (l)	203	13
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,165	1,082
Series 2011-126, Class KB, 4.00%, 12/25/2041	6,055	5,917
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,616	6,182
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,260	4,847
Series 2007-71, Class GZ, 6.00%, 7/25/2047	70	74
Series 2019-20, Class H, 3.50%, 5/25/2049	5,565	5,055
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (l)	2,181	42
Series 2001-W3, Class A, 4.62%, 9/25/2041 (l)	89	88
Series 2002-W10, IO, 0.90%, 8/25/2042 (l)	1,164	40
Series 2003-W4, Class 2A, 5.24%, 10/25/2042 (l)	47	47
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (l)	6,685	95
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	194	175
Series 380, Class S36, IF, IO, 3.05%, 7/25/2037 (l)	62	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	38	8
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	23	4
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	53	9
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 4.64%, 6/19/2035 (l)	19	18
GNMA
Series 2014-60, Class W, 4.10%, 2/20/2029 (l)	127	125
Series 2003-18, Class PG, 5.50%, 3/20/2033	210	209
Series 2003-52, Class SB, IF, 3.28%, 6/16/2033 (l)	25	24
Series 2003-101, Class SK, IF, IO, 1.84%, 10/17/2033 (l)	333	—
Series 2004-2, Class SA, IF, 2.98%, 1/16/2034 (l)	101	102
Series 2004-19, Class KE, 5.00%, 3/16/2034	847	843
Series 2004-86, Class SP, IF, IO, 1.38%, 9/20/2034 (l)	77	2
Series 2004-90, Class SI, IF, IO, 1.38%, 10/20/2034 (l)	158	8
Series 2010-31, Class SK, IF, IO, 1.38%, 11/20/2034 (l)	107	4
Series 2004-105, Class SN, IF, IO, 1.38%, 12/20/2034 (l)	355	10
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	24	3
Series 2006-26, Class S, IF, IO, 1.78%, 6/20/2036 (l)	275	9
Series 2006-33, Class PK, 6.00%, 7/20/2036	86	88
Series 2009-81, Class A, 5.75%, 9/20/2036	46	47
Series 2007-7, Class EI, IF, IO, 1.48%, 2/20/2037 (l)	402	21
Series 2007-9, Class CI, IF, IO, 1.48%, 3/20/2037 (l)	254	15
Series 2007-17, Class JO, PO, 4/16/2037	30	26
Series 2007-16, Class KU, IF, IO, 1.93%, 4/20/2037 (l)	262	12
Series 2007-22, Class PK, 5.50%, 4/20/2037	424	430
Series 2007-26, Class SC, IF, IO, 1.48%, 5/20/2037 (l)	85	3
Series 2007-24, Class SA, IF, IO, 1.79%, 5/20/2037 (l)	391	21
Series 2009-16, Class SJ, IF, IO, 2.08%, 5/20/2037 (l)	405	20
Series 2008-34, Class OC, PO, 6/20/2037	86	80
Series 2009-106, Class XL, IF, IO, 2.03%, 6/20/2037 (l)	127	7
Series 2009-79, Class OK, PO, 11/16/2037	61	53

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-67, Class SI, IF, IO, 1.79%, 11/20/2037 (l)	82	2
Series 2008-40, Class SA, IF, IO, 1.68%, 5/16/2038 (l)	264	17
Series 2008-40, Class PS, IF, IO, 1.78%, 5/16/2038 (l)	116	7
Series 2008-50, Class SA, IF, IO, 1.51%, 6/20/2038 (l)	600	32
Series 2008-49, Class PH, 5.25%, 6/20/2038	440	441
Series 2008-55, Class PL, 5.50%, 6/20/2038	406	409
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	166	6
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	125	4
Series 2009-72, Class SM, IF, IO, 1.53%, 8/16/2039 (l)	144	10
Series 2010-157, Class OP, PO, 12/20/2040	132	112
Series 2015-157, Class GA, 3.00%, 1/20/2045	241	226
Series 2022-83, Class GZ, 3.00%, 5/20/2052	15,565	12,382
Series 2012-H11, Class FA, 5.67%, 2/20/2062 (l)	826	827
Series 2012-H18, Class FA, 5.52%, 8/20/2062 (l)	119	118
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 5.97%, 8/20/2063 (l)	292	293
Series 2013-H23, Class FA, 6.27%, 9/20/2063 (l)	383	386
Series 2015-H02, Class HA, 2.50%, 1/20/2065	268	261
Series 2015-H04, Class FL, 5.78%, 2/20/2065 (l)	2,510	2,506
Series 2015-H23, Class FB, 5.49%, 9/20/2065 (l)	2,862	2,859
Series 2015-H32, Class FH, 5.63%, 12/20/2065 (l)	297	297
Series 2016-H16, Class FD, 6.30%, 6/20/2066 (l)	3,829	3,854
Series 2016-H17, Class FC, 5.80%, 8/20/2066 (l)	2,633	2,634
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (l)	9,080	399
Series 2017-H11, Class XI, IO, 1.71%, 5/20/2067 (l)	25,679	976
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (l)	10,164	306
Series 2017-H14, Class AI, IO, 2.00%, 6/20/2067 (l)	12,055	700
Series 2017-H23, Class FA, 5.45%, 10/20/2067 (l)	11,896	11,875
Series 2019-H09, Class FA, 5.47%, 5/20/2069 (l)	8,172	8,157
Series 2021-H10, Class AF, 6.26%, 6/20/2071 (l)	22,750	23,346
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	578	553
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	30	31
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	33	33
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	43	45
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	19	20
Series 2005-5F, Class 8A1, 5.20%, 6/25/2035 (l)	8	7
Series 2005-5F, Class 8A3, 5.20%, 6/25/2035 (l)	4	4
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (l)	8,935	8,889
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.23%, 10/25/2034 (a) (l)	18,687	19,695
Impac CMB Trust
Series 2004-10, Class 3A1, 5.40%, 3/25/2035 (l)	118	114
Series 2004-10, Class 3A2, 5.50%, 3/25/2035 (l)	77	74
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	17	16
Series 2006-A2, Class 5A3, 7.13%, 11/25/2033 (l)	20	19
Series 2006-A2, Class 4A1, 7.30%, 8/25/2034 (l)	50	50

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	19
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	188	171
Series 2007-A1, Class 5A2, 6.10%, 7/25/2035 (l)	13	13
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	18,581	18,669
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	16,800	17,002
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	29,890	30,325
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (l)	14	13
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	163	160
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	217	217
Series 2004-7, Class 30, PO, 8/25/2034	15	11
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	10	10
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	27	23
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	8	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 6.30%, 7/25/2029 (l)	28	27
Series 2004-D, Class A3, 7.23%, 9/25/2029 (l)	12	11
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (i)	12,406	12,412
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (l)	94	90
Series 2004-7AR, Class 2A6, 6.13%, 9/25/2034 (l)	25	25
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	62	55
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	13,071
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	15,200	15,012
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	24,500	24,229
PHH Mortgage Corp., 9.00%, 5/25/2025 ‡ (a)	22,000	21,917
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	40
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	31	30
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	3,386	3,303
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.48%, 9/25/2032 (a) (l)	12,231	12,926
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	604	516
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	41
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	9	9
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.98%, 10/25/2034 (a) (l)	35,336	35,336
Sequoia Mortgage Trust Series 2004-8, Class A2, 6.01%, 9/20/2034 (l)	132	122
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.87%, 10/25/2034 (l)	18	17
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 6.42%, 9/25/2033 (l)	240	233

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-37A, Class 2A, 6.21%, 12/25/2033 (l)	30	29
Series 2003-37A, Class 1A, 6.23%, 12/25/2033 (l)	381	378
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	2,535	2,458
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (l)	34,493	30,248
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	23,979
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	35,000	34,869
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	34	34
Series 1998-1, Class 2E, 7.00%, 3/15/2028	173	174
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	29	29
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	22,252	21,923
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.26%, 8/25/2033 (l)	50	48
Series 2003-AR9, Class 1A6, 6.57%, 9/25/2033 (l)	38	38
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	105	104
Series 2004-AR3, Class A1, 5.71%, 6/25/2034 (l)	14	13
Series 2004-AR3, Class A2, 5.71%, 6/25/2034 (l)	129	120
Series 2004-AR11, Class A, 6.96%, 10/25/2034 (l)	104	101
Series 2005-AR2, Class 2A21, 5.36%, 1/25/2045 (l)	13	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	219	193
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	73	74
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 7.49%, 7/25/2034 (l)	32	32
Series 2004-U, Class A1, 7.27%, 10/25/2034 (l)	58	56
Ygrene Energy Fund, Inc., 11.00%, 7/25/2026 ‡	3,232	3,232
Total Collateralized Mortgage Obligations (Cost $901,805)		859,758
Loan Assignments — 1.4% (d) (o)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	6,445	6,484
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	7,658	7,711
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	8,892	8,906
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	3,292	3,319
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/19/2029	5,161	5,154
		17,379
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 12/20/2029	4,753	4,768
Ineos US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/18/2030	5,149	5,172
		9,940
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	3,514	3,531
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.85%, 1/24/2031	5,582	5,600

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	1,028	813
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan + 11.50%, 16.92%, 6/30/2026 ‡	28	28
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	190	190
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	221	221
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	1,269	612
		1,864
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2027	4,815	4,833
Diversified Consumer Services — 0.0% ^
Wand Newco 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 1/30/2031	3,691	3,714
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030	6,711	6,689
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	9,396	9,444
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	10,713	10,750
		20,194
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (p)	3,664	3,664
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	6,062	6,112
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	2,062	2,064
		8,176
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	2,997	3,010
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	917	921
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	5,200	5,213
		9,144
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	2,297	2,310
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 4/25/2031	6,923	6,945
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	8,262	8,316
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.35%, 9/27/2030	9,875	9,686
		24,947
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/9/2027	3,289	3,316
Household Durables — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.07%, 8/15/2028	3,516	3,540
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.92%, 8/21/2028	6,930	6,955

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	5,149	5,185
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/27/2030	5,275	5,303
		17,443
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	1,722	1,734
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028	6,094	6,100
		7,834
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 0.00%, 12/31/2024 ‡ (b)	138	12
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	3,247	3,229
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031	3,995	3,997
		7,238
Machinery — 0.0% ^
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	3,082	3,102
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 10/8/2031 (p)	2,625	2,640
		5,742
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	13,523	13,492
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 8/23/2028	1,096	1,097
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	12,943	12,696
Outfront Media Capital LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 11/18/2026	2,686	2,683
		29,968
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/22/2030	8,577	8,594
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	4,470	4,483
		13,077
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	8,471	8,738
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	6,973	6,236
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.52%, 8/2/2027	3,585	3,585
MI OpCo Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 7.25%), 12.48%, 3/31/2028	881	888
		4,473
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.84%, 1/18/2029	7,483	7,502
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	6,902	6,897
		14,399
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	10,310	10,299
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	3,597	3,606

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (p)	8,090	8,144
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	2,520	2,505
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	5,310	5,313
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027	9,980	10,063
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	5,065	5,098
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	7,751	7,800
		42,529
Specialty Retail — 0.1%
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	1,467	1,213
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	1,578	1,558
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	6,223	5,944
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	5,709	5,739
		14,454
Total Loan Assignments (Cost $325,599)		325,466
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	6,100	5,912
7.63%, 5/29/2032 (h)	7,300	6,534
7.30%, 9/30/2033 (h)	2,500	2,151
8.50%, 1/31/2047 (h)	5,800	4,667
8.88%, 5/29/2050 (h)	3,600	2,984
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,273
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	3,982
6.00%, 2/22/2033 (h)	5,243	5,164
5.88%, 1/30/2060 (a)	3,545	3,169
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	4,150	3,940
6.13%, 9/28/2028 (a)	5,380	4,892
7.14%, 2/23/2030 (h)	2,700	2,444
8.75%, 1/21/2031 (h)	3,800	3,639
7.38%, 9/28/2033 (a)	2,327	1,967
Federative Republic of Brazil
4.75%, 1/14/2050	4,100	3,003
7.13%, 5/13/2054	6,690	6,644
Gabonese Republic 6.95%, 6/16/2025 (h)	1,425	1,387
Hashemite Kingdom of Jordan 7.38%, 10/10/2047 (h)	4,000	3,716
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,597
6.75%, 9/25/2052 (a)	1,245	1,312
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,941
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	1,677	1,563
Kingdom of Morocco 4.00%, 12/15/2050 (a)	2,100	1,466
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,657

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Colombia
10.38%, 1/28/2033	360	436
7.50%, 2/2/2034	1,491	1,496
7.75%, 11/7/2036	2,090	2,097
8.75%, 11/14/2053	7,024	7,365
Republic of Costa Rica
6.55%, 4/3/2034 (a)	2,220	2,283
7.30%, 11/13/2054 (a)	3,925	4,168
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (h) (i)	654	621
6.13%, 6/15/2033 (h)	4,466	4,053
8.25%, 1/30/2037 (a)	1,468	1,461
6.88%, 10/17/2040 (h)	EUR3,400	3,136
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	11,493
Republic of Iraq 5.80%, 1/15/2028 (h)	1,663	1,613
Republic of Panama 7.88%, 3/1/2057	2,034	2,120
Republic of Paraguay
5.00%, 4/15/2026 (h)	434	431
3.85%, 6/28/2033 (a)	503	449
6.00%, 2/9/2036 (a)	7,140	7,333
6.10%, 8/11/2044 (h)	1,400	1,386
5.60%, 3/13/2048 (h)	4,589	4,213
5.40%, 3/30/2050 (h)	14,281	12,724
Republic of Senegal 6.75%, 3/13/2048 (h)	3,800	2,741
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,116
7.30%, 4/20/2052	2,000	1,890
7.95%, 11/19/2054 (a)	6,371	6,411
Republic of Turkiye (The) 7.63%, 5/15/2034	10,069	10,484
Romania Government Bond
6.38%, 1/30/2034 (a)	3,104	3,038
7.63%, 1/17/2053 (a)	1,600	1,683
State of Israel Government Bond 5.75%, 3/12/2054	5,620	5,385
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (a)	1,193	1,244
7.00%, 1/25/2051 (a)	12,400	13,365
United Mexican States 6.34%, 5/4/2053	1,280	1,198
Total Foreign Government Securities (Cost $212,109)		207,437
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	5,884	—
MYT Holding LLC ‡ *	935	234
		234

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	101
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (q)	1,551	3
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	4	46
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	759
iHeartMedia, Inc., Class A *	127	289
		1,048
Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	44	4,384
Gulfport Energy Corp. *	29	5,086
		9,470
Pharmaceuticals — 0.0% ^
Endo, Inc. *	62	1,412
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (r)	2	2
NMG, Inc. ‡ *	11	1,438
Rite Aid ‡ *	3	—
		1,440
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,136
Total Common Stocks (Cost $11,912)		15,890
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.1% (s)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	235
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	875	953
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,246
State of California, Various Purpose, GO, 7.35%, 11/1/2039	1,980	2,337
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	706
Total California		5,477
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	323
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,268

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,178
Port Authority of New York and New Jersey, Consolidated Series 174, Rev., 4.46%, 10/1/2062	740	667
Total New York		1,845
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,025	1,242
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,447
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	2,000	1,952
Total Ohio		4,641
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	876
Total Municipal Bonds (Cost $17,597)		15,430
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (r) (Cost $2,505)	2	3,135
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,122
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 1/5/2025 ‡ (c) (f) (g) (Cost $141)	—	1,858
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	166
	SHARES (000)
Short-Term Investments — 8.5%
Investment Companies — 8.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (t) (u) (Cost $1,908,912)	1,908,570	1,909,334

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (t) (u) (Cost $628)	628	628
Total Short-Term Investments (Cost $1,909,540)		1,909,962
Total Investments — 105.2% (Cost $24,431,735)		23,695,298
Liabilities in Excess of Other Assets — (5.2)%		(1,168,484)
NET ASSETS — 100.0%		22,526,814

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $50,369 or 0.22% of the Fund’s net
assets as of November 30, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(j)	Value is zero.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of November 30, 2024.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $1.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	5,500	03/20/2025	USD	611,703	7,854
U.S. Treasury 10 Year Ultra Note	1,738	03/20/2025	USD	199,598	3,584
U.S. Treasury Long Bond	1,063	03/20/2025	USD	127,095	3,332
U.S. Treasury Ultra Bond	5,284	03/20/2025	USD	672,884	24,505
U.S. Treasury 2 Year Note	5,665	03/31/2025	USD	1,167,698	2,914
U.S. Treasury 5 Year Note	7,076	03/31/2025	USD	761,610	5,799
					47,988
Short Contracts
U.S. Treasury Long Bond	(24)	03/20/2025	USD	(2,869)	(74)
					47,914

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	22,522	USD	23,724	HSBC Bank, NA	12/4/2024	76
USD	24,513	EUR	22,522	HSBC Bank, NA	12/4/2024	713
Total unrealized appreciation						789
USD	23,756	EUR	22,522	HSBC Bank, NA	1/3/2025	(78)
Total unrealized depreciation						(78)
Net unrealized appreciation						711

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,407,990	$829,594	$3,237,584
Collateralized Mortgage Obligations	—	748,234	111,524	859,758
Commercial Mortgage-Backed Securities	—	2,230,907	112,144	2,343,051
Common Stocks
Broadline Retail	—	—	234	234
Diversified Telecommunication Services	—	—	101	101
Financial Services	—	—	3	3
Health Care Providers & Services	—	—	46	46
Media	1,048	—	—	1,048
Oil, Gas & Consumable Fuels	9,470	—	—	9,470
Pharmaceuticals	1,412	—	—	1,412
Specialty Retail	—	—	1,440	1,440
Wireless Telecommunication Services	—	—	2,136	2,136
Total Common Stocks	11,930	—	3,960	15,890
Convertible Bonds	—	—	1,858	1,858
Convertible Preferred Stocks	—	—	3,135	3,135
Corporate Bonds
Aerospace & Defense	—	76,525	—	76,525
Automobile Components	—	46,460	—	46,460
Automobiles	—	37,074	—	37,074
Banks	—	1,665,842	—	1,665,842
Beverages	—	20,852	—	20,852
Biotechnology	—	99,006	—	99,006
Broadline Retail	—	12,412	—	12,412
Building Products	—	51,722	—	51,722
Capital Markets	—	483,579	—	483,579
Chemicals	—	62,125	—	62,125
Commercial Services & Supplies	—	54,974	—	54,974
Communications Equipment	—	10,844	—	10,844
Construction & Engineering	—	28,139	—	28,139
Construction Materials	—	4,644	—	4,644
Consumer Finance	—	191,158	—	191,158
Consumer Staples Distribution & Retail	—	42,993	931	43,924
Containers & Packaging	—	70,145	—	70,145
Distributors	—	12,052	—	12,052
Diversified Consumer Services	—	10,315	—	10,315
Diversified REITs	—	12,123	—	12,123
Diversified Telecommunication Services	—	156,227	—	156,227
Electric Utilities	—	538,205	—	538,205
Electrical Equipment	—	2,142	—	2,142
Electronic Equipment, Instruments & Components	—	14,766	—	14,766
Energy Equipment & Services	—	34,467	—	34,467

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$78,656	$—	$78,656
Financial Services	—	63,305	—	63,305
Food Products	—	57,020	—	57,020
Gas Utilities	—	14,521	—	14,521
Ground Transportation	—	86,526	—	86,526
Health Care Equipment & Supplies	—	26,531	—	26,531
Health Care Providers & Services	—	207,963	—	207,963
Health Care REITs	—	13,040	—	13,040
Health Care Technology	—	5,317	—	5,317
Hotel & Resort REITs	—	7,958	—	7,958
Hotels, Restaurants & Leisure	—	128,765	—	128,765
Household Durables	—	22,407	—	22,407
Household Products	—	9,281	—	9,281
Independent Power and Renewable Electricity Producers	—	53,378	—	53,378
Industrial Conglomerates	—	4,717	—	4,717
Industrial REITs	—	6,846	—	6,846
Insurance	—	103,853	—	103,853
Interactive Media & Services	—	24,028	—	24,028
IT Services	—	32,921	—	32,921
Leisure Products	—	3,922	—	3,922
Machinery	—	23,535	—	23,535
Marine Transportation	—	2,028	—	2,028
Media	—	215,369	—	215,369
Metals & Mining	—	110,124	—	110,124
Mortgage Real Estate Investment Trusts (REITs)	—	111,740	—	111,740
Multi-Utilities	—	113,727	—	113,727
Office REITs	—	1,453	—	1,453
Oil, Gas & Consumable Fuels	—	823,846	—	823,846
Passenger Airlines	—	30,085	—	30,085
Personal Care Products	—	10,573	—	10,573
Pharmaceuticals	—	151,768	— (a)	151,768
Real Estate Management & Development	—	590	—	590
Residential REITs	—	19,148	—	19,148
Retail REITs	—	15,311	—	15,311
Semiconductors & Semiconductor Equipment	—	60,397	—	60,397
Software	—	67,879	—	67,879
Specialized REITs	—	24,525	—	24,525
Specialty Retail	—	70,753	211	70,964
Technology Hardware, Storage & Peripherals	—	28,488	—	28,488
Textiles, Apparel & Luxury Goods	—	2,819	—	2,819
Tobacco	—	132,834	—	132,834
Trading Companies & Distributors	—	49,371	—	49,371
Transportation Infrastructure	—	1,252	—	1,252
Water Utilities	—	4,029	—	4,029
Wireless Telecommunication Services	—	56,605	—	56,605
Total Corporate Bonds	—	6,817,995	1,142	6,819,137
Foreign Government Securities	—	207,437	—	207,437

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Automobile Components	$—	$6,484	$—	$6,484
Beverages	—	7,711	—	7,711
Building Products	—	17,379	—	17,379
Chemicals	—	9,940	—	9,940
Commercial Services & Supplies	—	3,531	—	3,531
Construction & Engineering	—	5,600	—	5,600
Consumer Staples Distribution & Retail	—	—	1,864	1,864
Containers & Packaging	—	4,833	—	4,833
Diversified Consumer Services	—	3,714	—	3,714
Diversified Telecommunication Services	—	6,689	—	6,689
Electrical Equipment	—	20,194	—	20,194
Electronic Equipment, Instruments & Components	—	3,664	—	3,664
Financial Services	—	8,176	—	8,176
Ground Transportation	—	9,144	—	9,144
Health Care Equipment & Supplies	—	2,310	—	2,310
Health Care Providers & Services	—	24,947	—	24,947
Hotels, Restaurants & Leisure	—	3,316	—	3,316
Household Durables	—	3,540	—	3,540
Insurance	—	17,443	—	17,443
IT Services	—	7,834	—	7,834
Leisure Products	—	7,226	12	7,238
Machinery	—	5,742	—	5,742
Media	—	29,968	—	29,968
Oil, Gas & Consumable Fuels	—	13,077	—	13,077
Passenger Airlines	—	8,738	—	8,738
Personal Care Products	—	6,236	—	6,236
Pharmaceuticals	—	4,473	—	4,473
Professional Services	—	14,399	—	14,399
Semiconductors & Semiconductor Equipment	—	10,299	—	10,299
Software	—	42,529	—	42,529
Specialty Retail	—	14,454	—	14,454
Total Loan Assignments	—	323,590	1,876	325,466
Mortgage-Backed Securities	—	5,909,382	—	5,909,382
Municipal Bonds	—	15,430	—	15,430
Preferred Stocks	—	—	2,122	2,122
U.S. Treasury Obligations	—	2,044,920	—	2,044,920
Warrants	—	—	166	166
Short-Term Investments
Investment Companies	1,909,334	—	—	1,909,334
Investment of Cash Collateral from Securities Loaned	628	—	—	628
Total Short-Term Investments	1,909,962	—	—	1,909,962
Total Investments in Securities	$1,921,892	$20,705,885	$1,067,521	$23,695,298
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$789	$—	$789
Futures Contracts	47,988	—	—	47,988

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(78)	$—	$(78)
Futures Contracts	(74)	—	—	(74)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$47,914	$711	$—	$48,625

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$726,979	$(1,300)	$2,047	$499	$309,165	$(266,907)	$63,393	$(39,052)	$34,770	$829,594
Collateralized Mortgage Obligations	159,575	— (b)	3,950	— (b)	53,923	(71,154)	—	—	(34,770)	111,524
Commercial Mortgage-Backed Securities	122,324	1	4,190	14	430	(29,021)	—	(21,350)	35,556	112,144
Common Stocks	3,811	—	149	—	—	—	—	—	—	3,960
Convertible Bonds	1,501	—	357	—	—	—	—	—	—	1,858
Convertible Preferred Stocks	3,319	(478)	(2,261)	—	3,192	(637)	—	—	—	3,135
Corporate Bonds	44,522	(4,310)	5,067	8	2,114	(10,703)	—	—	(35,556)	1,142
Loan Assignments	2,693	— (b)	(325)	110	590	(1,192)	—	—	—	1,876
Preferred Stocks	1,170	(158)	1,110	—	—	—	—	—	—	2,122
Warrants	441	—	(275)	—	—	—	—	—	—	166
Total	$1,066,335	$(6,245)	$14,009	$631	$369,414	$(379,614)	$63,393	$(60,402)	$—	$1,067,521

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Corporate Bonds, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $3,541.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$34,869	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.97% (8.97%)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Collateralized Mortgage Obligations	34,869
	80,542	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.30%)
			Constant Default Rate	0.00% - 100.00% (3.24%)
			Yield (Discount Rate of Cash Flows)	6.09% - 120.00% (11.59%)

Asset-Backed Securities	80,542
	1,142	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.63%)

Corporate Bonds	1,142
	3,135	Market Comparable Companies	EBITDA Multiple (b)	8.25x (8.25x)

Convertible Preferred Stocks	3,135
	1,858	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,858
	3	Terms of Exchange Offer	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	3
	1,063	Terms of Exchange Offer	Expected Recovery	8.41% - 100.00% (69.18%)
	813	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	1,876
Total	$123,425

#
# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $944,096 .The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$1,622	$2	0.0%
Claire's Stores, Inc.	10/3/2018	2,505	3,135	0.0%
		$4,127	$3,137
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$1,483,911	$5,393,507	$4,968,001	$(253)	$170	$1,909,334	1,908,570	$68,388	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	120	628	120	—	—	628	628	11	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	428	80	508	—	—	—	—	12	—
Total	$1,484,459	$5,394,215	$4,968,629	$(253)	$170	$1,909,962		$68,411	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.